UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:
811-23812

Elevation Series Trust
(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 1850
Denver, CO 80290
(Address of Principal Executive Offices) (Zip Code)

Nicholas Adams
Elevation Series Trust
1700 Broadway, Suite 1850
Denver, CO 80290
 (Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:
303-226-4150

With a copy to:

JoAnn M. Strasser
Thompson Hine LLP
17th Floor
41 South High Street
Columbus, Ohio 43215

Date of Fiscal Year End: December 31st

Date of Reporting Period: January 1, 2025 – June 30, 2025

Item 1.	Reports to Shareholders.

(a)	The Report to Shareholders is attached herewith.

This semi-annual shareholder report contains important information about the RiverNorth Enhanced Pre-Merger SPAC ETF for the period of January 1, 2025 to June 30, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/spcz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2025

Cboe BZX Exchange, Inc.: SPCZ

RIVERNORTH ENHANCED PRE-MERGER SPAC ETF

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Enhanced Pre-Merger SPAC ETF	$47	0.91%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	RiverNorth Enhanced Pre-Merger SPAC ETF	ICE BofA US Broad Market Index	ICE BofA US Treasuries 0-3 Years Index
Jul'22	10000	10000	10000
Jun'23	10597	9895	10126
Jun'24	11139	10163	10613
Jun'25	11867	10775	11187

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$5,368,690
# of Portfolio Holdings	141
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$22,898

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (July 11, 2022)
RiverNorth Enhanced Pre-Merger SPAC ETF	8.58%	6.57%
ICE BofA US Broad Market Index	6.02%	2.55%
ICE BofA US Treasuries 0-3 Years Index	5.41%	3.85%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/spcz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Financial Services
95.95%
Money Market
1.69%
Warrant
1.27%
Rights
1.09%

Value	Value
Rights	1.09%
Warrant	1.27%
Money Market	1.69%
Financial Services	95.95%

COUNTRY

(Expressed as % of Total Investments)

Cayman Islands
80.85%
United States
15.04%
British Virgin Islands
4.08%
Canada
0.03%

Value	Value
Canada	0.03%
British Virgin Islands	4.08%
United States	15.04%
Cayman Islands	80.85%

RIVERNORTH ENHANCED PRE-MERGER SPAC ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2025

Cboe BZX Exchange, Inc.: SPCZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/spcz/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 11, 2025, which is available at www.true-shares.com/spcz/ or upon request at 877-774-TRUE (8783). The Fund acquired all of the assets and liabilities of RiverNorth Enhanced Pre-Merger SPAC ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

This semi-annual shareholder report contains important information about the RiverNorth Patriot ETF for the period of January 1, 2025 to June 30, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/fldz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2025

Cboe BZX Exchange, Inc.: FLDZ

RIVERNORTH PATRIOT ETF

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
RiverNorth Patriot ETF	$37	0.70%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	RiverNorth Patriot ETF	S&P 500® Index	S&P 900® Index
Dec'21	10000	10000	10000
Jun'22	8328	8004	8007
Jun'23	9192	9572	9566
Jun'24	10496	11923	11854
Jun'25	12041	13731	13601

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$4,338,702
# of Portfolio Holdings	318
Portfolio Turnover Rate	21%
Total Advisory Fees Paid	$13,611

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (December 31, 2021)
RiverNorth Patriot ETF	14.64%	5.46%
S&P 500 Total Return Index	15.16%	9.49%
S&P 900 Total Return Index	14.73%	9.20%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/fldz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Utilities 13.21%
Oil & Gas 10.15%
Health Care 9.64%
Industrial Services 8.02%
Real Estate 7.49%
Banking 6.67%
Financial Services 6.62%
Consumer Discretionary Services 5.80%
Retail & Wholesale - Discretionary 5.61%
Software & Tech Services 4.63%
Retail & Wholesale - Staples 4.51%
Media 4.22%
Insurance 3.68%
Consumer Discretionary Products 2.98%
Materials 2.06%
Consumer Staple Products 1.49%
Telecommunications 1.22%
Industrial Products 1.16%
Money Market 0.84%

Value	Value
Money Market	0.84%
Industrial Products	1.16%
Telecommunications	1.22%
Consumer Staple Products	1.49%
Materials	2.06%
Consumer Discretionary Products	2.98%
Insurance	3.68%
Media	4.22%
Retail & Wholesale - Staples	4.51%
Software & Tech Services	4.63%
Retail & Wholesale - Discretionary	5.61%
Consumer Discretionary Services	5.80%
Financial Services	6.62%
Banking	6.67%
Real Estate	7.49%
Industrial Services	8.02%
Health Care	9.64%
Oil & Gas	10.15%
Utilities	13.21%

RIVERNORTH PATRIOT ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2025

Cboe BZX Exchange, Inc.: FLDZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/fldz/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 11, 2025, which is available at www.true-shares.com/fldz/ or upon request at 877-774-TRUE (8783). The Fund acquired all of the assets and liabilities of RiverNorth Patriot ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

This semi-annual shareholder report contains important information about the The Opal Dividend Income ETF for the period of January 1, 2025 to June 30, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/divz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2025

NYSE Arca, Inc.: DIVZ

THE OPAL DIVIDEND INCOME ETF

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
The Opal Dividend Income ETF	$35	0.65%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	The Opal Dividend Income ETF	S&P 500® Index
Jan'21	10000	10000
Jun'21	11466	11532
Jun'22	11810	10308
Jun'23	11984	12328
Jun'24	13584	15355
Jun'25	16221	17683

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$176,364,490
# of Portfolio Holdings	30
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$499,182

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (January 27, 2021)
The Opal Dividend Income ETF	19.27%	11.50%
S&P 500 Total Return Index	15.16%	13.76%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/divz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Consumer Staple Products
26.05%
Oil & Gas
13.89%
Utilities
12.32%
Health Care
12.19%
Telecommunications
10.18%
Financial Services
7.88%
Materials
5.21%
Banking
4.57%
Software & Tech Services
2.71%
Money Market
2.34%
Retail & Wholesale - Discretionary
1.80%
Industrial Services
0.86%

Value	Value
Industrial Services	0.86%
Retail & Wholesale - Discretionary	1.80%
Money Market	2.34%
Software & Tech Services	2.71%
Banking	4.57%
Materials	5.21%
Financial Services	7.88%
Telecommunications	10.18%
Health Care	12.19%
Utilities	12.32%
Oil & Gas	13.89%
Consumer Staple Products	26.05%

COUNTRY

(Expressed as % of Total Investments)

United States
87.05%
United Kingdom
5.93%
Canada
4.58%
Ireland
2.44%

Value	Value
Ireland	2.44%
Canada	4.58%
United Kingdom	5.93%
United States	87.05%

THE OPAL DIVIDEND INCOME ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2025

NYSE Arca, Inc.: DIVZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/divz/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 11, 2025, which is available at www.true-shares.com/divz/ or upon request at 877-774-TRUE (8783). The Fund acquired all of the assets and liabilities of The Opal Dividend Income ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

This semi-annual shareholder report contains important information about the TrueShares Active Yield ETF for the period of January 1, 2025 to June 30, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/ernz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2025

NASDAQ Stock Market, LLC: ERNZ

TRUESHARES ACTIVE YIELD ETF

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Active Yield ETF	$37	0.75%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	TrueShares Active Yield ETF	S&P 500® Index
Apr'24	10000	10000
Jun'24	10319	10872
Jun'25	10300	12521

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$150,394,816
# of Portfolio Holdings	68
Portfolio Turnover Rate	393%
Total Advisory Fees Paid	$565,429

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (April 30, 2024)
TrueShares Active Yield ETF	-0.25%	2.49%
S&P 500 Total Return Index	15.16%	21.24%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/ernz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Consumer Staple Products 19.46%
Health Care 12.40%
Industrial Services 8.43%
Industrial Products 7.75%
Telecommunications 6.52%
Insurance 4.36%
Real Estate 4.11%
Utilities 3.98%
Retail & Wholesale - Staples 3.66%
Exchange Traded Fund 3.60%
Consumer Discretionary Services 3.53%
Consumer Discretionary Products 3.53%
Oil & Gas 3.18%
Materials 2.55%
Tech Hardware & Semiconductors 2.54%
Media 2.38%
Banking 2.12%
Money Market 2.10%
Retail & Wholesale - Discretionary 1.74%
Software & Tech Services 1.50%
Financial Services 0.56%

Value	Value
Financial Services	0.56%
Software & Tech Services	1.50%
Retail & Wholesale - Discretionary	1.74%
Money Market	2.10%
Banking	2.12%
Media	2.38%
Tech Hardware & Semiconductors	2.54%
Materials	2.55%
Oil & Gas	3.18%
Consumer Discretionary Products	3.53%
Consumer Discretionary Services	3.53%
Exchange Traded Fund	3.60%
Retail & Wholesale - Staples	3.66%
Utilities	3.98%
Real Estate	4.11%
Insurance	4.36%
Telecommunications	6.52%
Industrial Products	7.75%
Industrial Services	8.43%
Health Care	12.40%
Consumer Staple Products	19.46%

COUNTRY

(Expressed as % of Total Investments)

Value	Value
Cayman Islands	0.99%
United States	99.01%

TRUESHARES ACTIVE YIELD ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2025

NASDAQ Stock Market, LLC: ERNZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/ernz/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund during since January 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 11, 2025, which is available at www.true-shares.com/ernz/ or upon request at 877-774-TRUE (8783). The Fund acquired all of the assets and liabilities of TrueShares Active Yield ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

This semi-annual shareholder report contains important information about the TrueShares Eagle Global Renewable Energy Income ETF for the period of January 1, 2025 to June 30, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/rnwz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2025

NYSE Arca, Inc.: RNWZ

TRUESHARES EAGLE GLOBAL RENEWABLE ENERGY INCOME ETF

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Eagle Global Renewable Energy Income ETF	$40	0.75%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	TrueShares Eagle Global Renewable Energy Income ETF	MSCI World Net Total Return Index	S&P Global Infrastructure Index
Dec'22	10000	10000	10000
Jun'23	10020	11225	10218
Jun'24	9205	13492	10935
Jun'25	10441	15685	13969

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$2,432,027
# of Portfolio Holdings	23
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$9,397

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (December 8, 2022)
TrueShares Eagle Global Renewable Energy Income ETF	13.58%	1.68%
MSCI World Net Total Return Index	16.26%	19.23%
S&P Global Infrastructure Total Return Index	27.75%	13.96%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/rnwz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Utilities
90.00%
Industrial Services
5.08%
Financial Services
3.28%
Money Market
1.64%

Value	Value
Money Market	1.64%
Financial Services	3.28%
Industrial Services	5.08%
Utilities	90.00%

COUNTRY

(Expressed as % of Total Investments)

United States
32.75%
Spain
13.52%
Germany
12.92%
United Kingdom
11.55%
New Zealand
6.35%
Portugal
4.94%
Italy
4.50%
Canada
4.01%
Austria
3.82%
Finland
3.58%
Japan
2.06%

Value	Value
Japan	2.06%
Finland	3.58%
Austria	3.82%
Canada	4.01%
Italy	4.50%
Portugal	4.94%
New Zealand	6.35%
United Kingdom	11.55%
Germany	12.92%
Spain	13.52%
United States	32.75%

TRUESHARES EAGLE GLOBAL RENEWABLE ENERGY INCOME ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2025

NYSE Arca, Inc.: RNWZ

877-774-TRUE (8783)

info@true-shares..com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/rnwz/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 11, 2025, which is available at www.true-shares.com/rnwz/ or upon request at 877-774-TRUE (8783). The Fund acquired all of the assets and liabilities of TrueShares Eagle Global Renewable Energy Income ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

This semi-annual shareholder report contains important information about the TrueShares Technology, AI & Deep Learning ETF for the period of January 1, 2025 to June 30, 2025. Please contact us at 877-774-TRUE (8783) or info@true-shares.com or visit our website at https://www.true-shares.com/lrnz/ for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2025

NYSE Arca, Inc.: LRNZ

TRUESHARES TECHNOLOGY, AI & DEEP LEARNING ETF

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
TrueShares Technology, AI & Deep Learning ETF	$36	0.68%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	TrueShares Technology, AI & Deep Learning ETF	NASDAQ Composite Total Return Index
Feb'20	10000	10000
Jun'20	13482	11782
Jun'21	18302	17111
Jun'22	10801	13102
Jun'23	12794	16527
Jun'24	15824	21421
Jun'25	17900	24778

The chart above represents historical performance of an investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$34,835,590
# of Portfolio Holdings	23
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$108,704

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	5 YRS	Since Inception (February 28, 2020)
TrueShares Technology, AI & Deep Learning ETF	13.07%	5.85%	11.51%
NASDAQ Composite Total Return Index	15.68%	16.03%	18.53%

Past performance does not guarantee future results. Call 877-774-TRUE (8783) or visit https://www.true-shares.com/lrnz/ for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Software & Tech Services
64.18%
Tech Hardware & Semiconductors
17.64%
Health Care
12.74%
Retail & Wholesale - Discretionary
4.88%
Money Market
0.56%

Value	Value
Money Market	0.56%
Retail & Wholesale - Discretionary	4.88%
Health Care	12.74%
Tech Hardware & Semiconductors	17.64%
Software & Tech Services	64.18%

COUNTRY

(Expressed as % of Total Investments)

United States
86.43%
Netherlands
4.39%
United Kingdom
3.87%
Cayman Islands
2.25%
Denmark
1.97%
Canada
1.09%

Value	Value
Canada	1.09%
Denmark	1.97%
Cayman Islands	2.25%
United Kingdom	3.87%
Netherlands	4.39%
United States	86.43%

TRUESHARES TECHNOLOGY, AI & DEEP LEARNING ETF

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2025

NYSE Arca, Inc.: LRNZ

877-774-TRUE (8783)

info@true-shares.com

If you wish to view additional information about the Fund; including but not limited to the prospectus, financial statements, holdings, or proxy voting information, please visit https://www.true-shares.com/lrnz/.

MATERIAL FUND CHANGES THAT OCCURRED DURING THE REPORTING PERIOD

This is a summary of certain changes of the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus dated June 11, 2025, which is available at www.true-shares.com/lrnz/ or upon request at 877-774-TRUE (8783). The Fund acquired all of the assets and liabilities of TrueShares Technology, AI & Deep Learning ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Registrant’s full schedule of investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

TrueShares ETFs

The Opal Dividend Income ETF (NYSE Arca, Inc.: DIVZ)

RiverNorth Enhanced Pre-Merger SPAC ETF (Cboe BZX Exchange, Inc.: SPCZ)

RiverNorth Patriot ETF (Cboe BZX Exchange, Inc.: FLDZ)

TrueShares Active Yield ETF (NASDAQ Stock Market, LLC: ERNZ)

TrueShares Eagle Global Renewable Energy Income ETF (NYSE Arca, Inc.: RNWZ)

TrueShares Technology, AI & Deep Learning ETF (NYSE Arca, Inc.: LRNZ)

Semi-Annual Financial Statements

June 30, 2025

The Opal Dividend Income ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.30%
Banking - 4.57%
Citigroup, Inc.	94,775	$8,067,248

Consumer Staple Products - 26.06%
British American Tobacco PLC - Sponsored ADR	220,915	10,455,907
Coca-Cola Co.	80,076	5,665,377
Constellation Brands, Inc., Class A, Class A	29,715	4,834,036
Hershey Co.	26,303	4,364,983
Kenvue, Inc.	229,648	4,806,533
PepsiCo, Inc.	36,523	4,822,497
Philip Morris International, Inc.	60,465	11,012,490
		45,961,823

Financial Services - 7.88%
CME Group, Inc.	26,909	7,416,659
Goldman Sachs Group, Inc.	9,162	6,484,405
		13,901,064

Health Care - 12.19%
AbbVie, Inc.	26,123	4,848,951
Johnson & Johnson	31,242	4,772,216
Pfizer, Inc.	110,930	2,688,943
UnitedHealth Group, Inc.	29,455	9,189,076
		21,499,186

Industrial Services - 0.86%
United Parcel Service, Inc., Class B	15,037	1,517,835

Materials - 5.21%
Air Products and Chemicals, Inc.	17,319	4,884,997
CRH PLC	46,833	4,299,270
		9,184,267

Oil & Gas - 9.51%
Chevron Corp.	29,802	4,267,348
Enbridge, Inc.	178,424	8,086,176
Kinder Morgan, Inc.	150,156	4,414,586
		16,768,110

Retail & Wholesale - Discretionary - 1.80%
Genuine Parts Co.	26,147	3,171,893

Software & Tech Services - 2.71%
Oracle Corp.	21,854	4,777,940
	Shares	Value
COMMON STOCKS - 93.30% (continued)
Telecommunications - 10.19%
AT&T, Inc.	272,277	$7,879,697
Verizon Communications, Inc.	233,030	10,083,208
		17,962,905

Utilities - 12.32%
American Electric Power Co., Inc.	49,572	5,143,591
Dominion Energy, Inc.	85,992	4,860,268
NextEra Energy, Inc.	100,277	6,961,229
NRG Energy, Inc.	29,694	4,768,262
		21,733,350

TOTAL COMMON STOCKS (Cost $152,186,850)		164,545,621

	Shares	Value
LIMITED PARTNERSHIPS - 4.39%
Oil & Gas - 4.39%
MPLX LP	150,367	7,745,404

TOTAL LIMITED PARTNERSHIPS (Cost $7,138,133)		7,745,404

	Shares	Value
MONEY MARKET FUNDS - 2.35%
State Street Institutional US Government Money Market Fund, Administration Class, 4.02% (7-day yield)(a)	4,136,740	4,136,740

TOTAL MONEY MARKET FUNDS (Cost $4,136,740)		4,136,740

TOTAL INVESTMENTS - 100.04% (Cost $163,461,723)		$176,427,765

Liabilities in Excess of Other Assets - (0.04)%		(63,275)

NET ASSETS - 100.00%		$176,364,490

(a)	Rate disclosed is a 7-Day Yield as of June 30, 2025.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depository Receipt

LP - Limited Partnership

PLC - Public Limited Company

See Notes to Financial Statements

RiverNorth Enhanced Pre-Merger SPAC ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 95.94%(a)
A SPAC III Acquisition Corp.	5,000	$51,800
AA Mission Acquisition Corp.	5,000	52,100
Aldel Financial II, Inc.	10,000	110,000
Archimedes Tech SPAC Partners II Co.	2,250	23,513
Ares Acquisition Corp. II	12,728	144,208
Armada Acquisition Corp. II	2,500	25,450
Artius II Acquisition, Inc.	2,500	25,825
Berto Acquisition Corp.	1,094	11,782
Black Hawk Acquisition Corp.	19,755	209,996
Bleichroeder Acquisition Corp. I	5,000	51,650
Cal Redwood Acquisition Corp.	2,500	25,650
Cartesian Growth Corp. III	625	6,331
Centurion Acquisition Corp.	9,888	104,615
ChampionsGate Acquisition Corp.	938	9,539
Charlton Aria Acquisition Corp.	5,000	51,400
Chenghe Acquisition II Co.	8,036	83,414
Churchill Capital Corp. X	2,500	25,750
CO2 Energy Transition Corp.	8,570	88,442
Columbus Acquisition Corp.	2,500	25,575
Columbus Circle Capital Corp. I	1,250	14,400
Copley Acquisition Corp.	2,500	25,250
Digital Asset Acquisition Corp.	1,251	13,623
Drugs Made In America Acquisition Corp.	2,500	25,800
DT Cloud Star Acquisition Corp.	5,000	51,950
Dune Acquisition Corp. II	1,875	19,125
Dynamix Corp.	10,000	101,900
EGH Acquisition Corp.	2,500	25,475
EQV Ventures Acquisition Corp.	9,999	105,089
Eureka Acquisition Corp.	2,254	23,397
Fact II Acquisition Corp.	10,000	102,900
Fifth Era Acquisition Corp. I	2,500	26,000
Flag Ship Acquisition Corp.	8,679	91,390
Four Leaf Acquisition Corp.	19,934	205,320
Gesher Acquisition Corp. II	2,500	25,600
Gores Holdings X, Inc.	1,250	12,988
GP-Act III Acquisition Corp.	17,748	187,241
Graf Global Corp.	20,000	209,200
GSR III Acquisition Corp.	5,000	59,000
HCM II Acquisition Corp.	5,000	55,500
Hennessy Capital Investment Corp. VII	10,000	105,000
Horizon Space Acquisition II Corp.	2,600	26,806
IB Acquisition Corp.	4,998	52,329
Inflection Point Acquisition Corp. III	1,563	16,427
Iron Horse Acquisitions Corp.	12,150	127,940
Jackson Acquisition Co. II	5,000	52,250
JVSPAC Acquisition Corp.	14,218	154,550
K&F Growth Acquisition Corp. II	5,000	51,550
Kochav Defense Acquisition Corp.	2,500	25,438
Lakeshore Acquisition III Corp.	2,500	25,450
Launch One Acquisition Corp.	5,000	52,075
Launch Two Acquisition Corp.	10,000	104,200
Legato Merger Corp. III	20,052	214,155
Lionheart Holdings	8,336	87,861
Live Oak Acquisition Corp. V	2,500	27,750
M3-Brigade Acquisition V Corp.	10,000	112,900
Maywood Acquisition Corp.	2,084	21,528
Melar Acquisition Corp. I	8,794	92,337
New Providence Acquisition Corp. III	2,500	26,125
Newbury Street II Acquisition Corp.	5,000	52,000
NewHold Investment Corp. III	2,500	26,825
Oyster Enterprises II Acquisition Corp.	2,500	25,300
Pelican Acquisition Corp.	2,500	25,500
	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 95.94%(a) (continued)
Plum Acquisition Corp. IV	8,750	$90,563
ProCap Acquisition Corp.	1,000	10,720
Quartzsea Acquisition Corp.	2,500	26,650
Real Asset Acquisition Corp.	2,500	25,925
Renatus Tactical Acquisition Corp. I	750	9,548
Republic Digital Acquisition Co.	1,250	13,225
RF Acquisition Corp. II	8,065	85,408
Rising Dragon Acquisition Corp.	10,000	103,000
Rithm Acquisition Corp.	1,250	12,950
Siddhi Acquisition Corp.	2,500	25,775
SIM Acquisition Corp. I	5,000	52,150
Sizzle Acquisition Corp. II	2,500	25,450
Soulpower Acquisition Corp.	2,250	22,860
Spark I Acquisition Corp.	19,934	217,281
Stellar V Capital Corp.	2,500	25,850
Texas Ventures Acquisition III Corp.	2,500	25,675
Thayer Ventures Acquisition Corp. II	2,000	20,340
Titan Acquisition Corp.	2,500	25,425
Trailblazer Merger Corp. I	19,088	223,520
UY Scuti Acquisition Corp.	3,125	32,094
Wen Acquisition Corp.	625	6,625
Willow Lane Acquisition Corp.	5,000	52,000
Wintergreen Acquisition Corp.	313	3,155

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $4,841,637)		5,150,673

	Shares	Value
RIGHTS - 1.09%(a)
Ai Transportation Acquisition Corp. Subscription Price $10.00, Expires 9/1/2028	19,934	2,990
Aimei Health Technology Co. Ltd. Subscription Price $10.00, Expires 11/17/2028	14,391	3,454
Bayview Acquisition Corp. Subscription Price $10.00, Expires 7/19/2025	7,251	1,813
Black Hawk Acquisition Corp. Subscription Price $10.00, Expires 7/22/2025	3,951	4,551
Bleichroeder Acquisition Corp. I Subscription Price $10.00, Expires 11/4/2026	5,000	1,708
Charlton Aria Acquisition Corp. Subscription Price $10.00, Expires 12/31/2026	5,000	925
Distoken Acquisition Corp. Subscription Price $10.00, Expires 11/30/2027	8,873	2,491
DT Cloud Star Acquisition Corp. Subscription Price $10.00, Expires 7/9/2029	5,000	600
ESH Acquisition Corp. Subscription Price $10.00, Expires 11/30/2025	19,934	1,968

See Notes to Financial Statements

RiverNorth Enhanced Pre-Merger SPAC ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued) (Unaudited)

	Shares	Value
RIGHTS - 1.09%(a) (continued)
Eureka Acquisition Corp. Subscription Price $10.00, Expires 1/3/2026	2,254	$506
Flag Ship Acquisition Corp. Subscription Price $10.00, Expires 3/31/2026	8,679	1,127
Horizon Space Acquisition I Corp. Subscription Price $10.00, Expires 8/27/2025	3,101	558
IB Acquisition Corp. Subscription Price $10.00, Expires 9/28/2025	4,998	240
Iron Horse Acquisitions Corp. Subscription Price $10.00, Expires 6/26/2026	12,150	6,036
JVSPAC Acquisition Corp. Subscription Price $10.00, Expires 11/26/2026	14,218	12,512
Oak Woods Acquisition Corp. Subscription Price $10.00, Expires 3/23/2028	19,934	4,278
Quetta Acquisition Corp. Subscription Price $10.00, Expires 12/2/2025	1,994	2,333
RF Acquisition Corp. II Subscription Price $10.00, Expires 5/1/2026	8,065	611
Rising Dragon Acquisition Corp. Subscription Price $10.00, Expires 11/15/2028	10,000	1,758
Trailblazer Merger Corp. I Subscription Price $10.00, Expires 4/21/2028	19,088	7,969

TOTAL RIGHTS (Cost $35,407)		58,428

	Shares	Value
WARRANTS - 1.26%(a)
AA Mission Acquisition Corp. Exercise Price $11.50, Expires 8/1/2030	2,500	280
Above Food Ingredients, Inc. Exercise Price $11.50, Expires 6/21/2029	2,010	103
Alchemy Investments Acquisition Corp. 1 Exercise Price $11.50, Expires 6/26/2028	2,758	292
Ares Acquisition Corp. II Exercise Price $11.50, Expires 6/12/2028	10,085	11,094
Centurion Acquisition Corp. Exercise Price $11.50, Expires 8/1/2029	4,944	1,582
	Shares	Value
WARRANTS - 1.26%(a) (continued)
Chenghe Acquisition II Co. Exercise Price $11.50, Expires 7/29/2029	4,018	$353
Colombier Acquisition Corp. II Exercise Price $11.50, Expires 12/31/2028	2,771	10,391
Distoken Acquisition Corp. Exercise Price $11.50, Expires 3/30/2028	8,873	985
Dynamix Corp. Exercise Price $11.50, Expires 12/6/2029	5,000	1,800
EQV Ventures Acquisition Corp. Exercise Price $11.50, Expires 7/1/2031	3,333	2,446
Four Leaf Acquisition Corp. Exercise Price $11.50, Expires 5/12/2028	19,934	598
GIBO Holdings Ltd. Exercise Price $11.50, Expires 5/8/2030	9,967	269
Goal Acquisitions Corp. Exercise Price $11.50, Expires 2/11/2026	2,463	34
GP-Act III Acquisition Corp. Exercise Price $11.50, Expires 12/31/2027	8,874	2,796
Graf Global Corp. Exercise Price $11.50, Expires 8/7/2029	10,000	2,850
Haymaker Acquisition Corp. 4 Exercise Price $11.50, Expires 9/12/2028	2,397	731
HCM II Acquisition Corp. Exercise Price $11.50, Expires 10/10/2029	2,500	5,875
Horizon Space Acquisition I Corp. Exercise Price $11.50, Expires 1/26/2028	3,101	124
Iron Horse Acquisitions Corp. Exercise Price $11.50, Expires 2/16/2029	12,150	729
Israel Acquisitions Corp. Exercise Price $11.50, Expires 2/28/2028	4,661	1,037
Jaws Mustang Acquisition Corp. Exercise Price $11.50, Expires 1/30/2026	1,780	53
Keen Vision Acquisition Corp. Exercise Price $11.50, Expires 9/15/2028	10,401	562
Launch One Acquisition Corp. Exercise Price $11.50, Expires 8/29/2029	2,500	700
Launch Two Acquisition Corp. Exercise Price $11.50, Expires 11/26/2029	5,000	2,100

See Notes to Financial Statements

RiverNorth Enhanced Pre-Merger SPAC ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued) (Unaudited)

	Shares	Value
WARRANTS - 1.26%(a) (continued)
Legato Merger Corp. III Exercise Price $11.50, Expires 3/28/2029	10,026	$2,532
Lionheart Holdings Exercise Price $11.50, Expires 8/9/2029	4,168	1,514
M3-Brigade Acquisition V Corp. Exercise Price $11.50, Expires 9/23/2030	5,000	8,750
Melar Acquisition Corp. I Exercise Price $11.50, Expires 6/1/2031	4,397	1,451
Namib Minerals Exercise Price $11.50, Expires 6/5/2030	3,542	691
New Horizon Aircraft Ltd. Exercise Price $11.50, Expires 1/12/2029	5,659	1,695
NKGen Biotech, Inc. Exercise Price $11.50, Expires 10/2/2028	1,520	106
Oak Woods Acquisition Corp. Exercise Price $11.50, Expires 5/17/2028	19,934	722
SIM Acquisition Corp. I Exercise Price $11.50, Expires 8/28/2029	2,500	687
Slam Corp. Exercise Price $11.50, Expires 2/23/2026	3,115	79
Spark I Acquisition Corp. Exercise Price $11.50, Expires 11/27/2028	9,967	1,909

TOTAL WARRANTS (Cost $23,026)		67,920

	Shares	Value
MONEY MARKET FUNDS - 1.69%
State Street Institutional US Government Money Market Fund, Administration Class, 4.02% (7-day yield)(b)	90,845	90,845

TOTAL MONEY MARKET FUNDS (Cost $90,845)		90,845
TOTAL INVESTMENTS - 99.98% (Cost $4,990,915)	$5,367,866

Other Assets in Excess of Liabilities - 0.02%	824

NET ASSETS - 100.00%	$5,368,690

(a)	Non-income producing security.
(b)	Rate disclosed is a 7-Day Yield as of June 30, 2025.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

RiverNorth Patriot ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.05%
Banking - 6.66%
Bank OZK	147	$6,918
BOK Financial Corp.	88	8,591
Cadence Bank	221	7,068
Citizens Financial Group, Inc.	208	9,308
Columbia Banking System, Inc.	264	6,172
Commerce Bancshares, Inc.	133	8,269
Cullen/Frost Bankers, Inc.	75	9,640
East West Bancorp, Inc.	88	8,886
Fifth Third Bancorp	222	9,131
First Citizens BancShares, Inc., Class A	4	7,826
First Financial Bankshares, Inc.	186	6,692
First Horizon Corp.	462	9,794
FNB Corp.	473	6,896
Home BancShares, Inc.	237	6,745
Huntington Bancshares, Inc.	579	9,704
KeyCorp	551	9,598
M&T Bank Corp.	43	8,342
Old National Bancorp	403	8,600
Pinnacle Financial Partners, Inc.	73	8,060
PNC Financial Services Group, Inc.	60	11,185
Prosperity Bancshares, Inc.	120	8,429
Regions Financial Corp.	401	9,432
SouthState Corp.	102	9,387
Synovus Financial Corp.	178	9,212
Truist Financial Corp.	211	9,071
UMB Financial Corp.	91	9,570
United Bankshares, Inc.	176	6,412
US Bancorp	251	11,358
Webster Financial Corp.	165	9,009
Wells Fargo & Co.	150	12,018
Western Alliance Bancorp	117	9,124
Wintrust Financial Corp.	76	9,422
Zions Bancorp NA	178	9,245
		289,114

Consumer Discretionary Products - 2.98%
AZEK Co., Inc.(a)	305	16,577
DR Horton, Inc.	129	16,631
Lennar Corp., Class A	139	15,375
NVR, Inc.(a)	2	14,771
PulteGroup, Inc.	158	16,663
Rivian Automotive, Inc., Class A(a)	1,141	15,677
Taylor Morrison Home Corp.(a)	273	16,768
Toll Brothers, Inc.	148	16,891
		129,353

Consumer Discretionary Services - 5.79%
Boyd Gaming Corp.	222	17,367
Brinker International, Inc.(a)	91	16,410
Caesars Entertainment, Inc.(a)	519	14,734
Cava Group, Inc.(a)	210	17,688
Chipotle Mexican Grill, Inc., Class A(a)	369	20,719
Churchill Downs, Inc.	157	15,857
Darden Restaurants, Inc.	75	16,348
DraftKings, Inc., Class A(a)	451	19,343
Dutch Bros, Inc., Class A(a)	234	15,999
Grand Canyon Education, Inc.(a)	79	14,931
Planet Fitness, Inc., Class A(a)	153	16,685
	Shares	Value
COMMON STOCKS - 97.05% (continued)
Consumer Discretionary Services - 5.79% (continued)
Shake Shack, Inc., Class A(a)	108	$15,185
Stride, Inc.(a)	126	18,294
Texas Roadhouse, Inc.	92	17,242
Wingstop, Inc.	43	14,480
		251,282

Consumer Staple Products - 1.48%
Altria Group, Inc.	317	18,586
Coca-Cola Consolidated, Inc.	150	16,747
Constellation Brands, Inc., Class A	87	14,153
The Campbell’s Co.	486	14,896
		64,382

Financial Services - 6.61%
AGNC Investment Corp.	903	8,299
Ally Financial, Inc.	233	9,075
Ameriprise Financial, Inc.	15	8,006
Annaly Capital Management, Inc.	457	8,601
Apollo Global Management, Inc.	88	12,485
Ares Management Corp., Class A	46	7,967
Blue Owl Capital, Inc., Class A	441	8,472
Capital One Financial Corp.	60	12,766
Cboe Global Markets, Inc.	43	10,028
Charles Schwab Corp.	120	10,949
Circle Internet Group, Inc.(a)	93	16,860
Credit Acceptance Corp.(a)	13	6,623
Enact Holdings, Inc.	190	7,058
Federal National Mortgage Association(a)	932	8,891
Fidelity National Financial, Inc.	162	9,082
Jack Henry & Associates, Inc.	43	7,747
LPL Financial Holdings, Inc.	31	11,624
MARA Holdings, Inc.(a)	424	6,648
MGIC Investment Corp.	360	10,022
Mr Cooper Group, Inc.(a)	73	10,892
OneMain Holdings, Inc.	165	9,405
Rithm Capital Corp.	767	8,659
Robinhood Markets, Inc., Class A(a)	125	11,704
SLM Corp.	273	8,952
SoFi Technologies, Inc.(a)	634	11,545
Synchrony Financial	146	9,744
T Rowe Price Group, Inc.	88	8,492
TPG, Inc.	180	9,441
Upstart Holdings, Inc.(a)	114	7,373
Voya Financial, Inc.	133	9,443
		286,853

Health Care - 9.63%
Axsome Therapeutics, Inc.(a)	136	14,197
Cardinal Health, Inc.	106	17,808
Centene Corp.(a)	296	16,067
Chemed Corp.	30	14,608
Cigna Group	60	19,835
Corcept Therapeutics, Inc.(a)	227	16,662
CorVel Corp.(a)	130	13,361
CVS Health Corp.	281	19,383

See Notes to Financial Statements

RiverNorth Patriot ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 97.05% (continued)
Health Care - 9.63% (continued)
Elevance Health, Inc.	46	$17,892
Ensign Group, Inc.	107	16,506
HCA Healthcare, Inc.	47	18,006
HealthEquity, Inc.(a)	153	16,028
Humana, Inc.	73	17,847
Ionis Pharmaceuticals, Inc.(a)	386	15,251
Lantheus Holdings, Inc.(a)	168	13,753
McKesson Corp.	30	21,983
Molina Healthcare, Inc.(a)	60	17,874
Natera, Inc.(a)	106	17,908
Neurocrine Biosciences, Inc.(a)	135	16,968
Option Care Health, Inc.(a)	451	14,648
Quest Diagnostics, Inc.	91	16,346
Tenet Healthcare Corp.(a)	95	16,720
TG Therapeutics, Inc.(a)	393	14,144
United Therapeutics Corp.(a)	53	15,230
UnitedHealth Group, Inc.	60	18,718
		417,743

Industrial Products - 1.16%
AAON, Inc.	186	13,717
Huntington Ingalls Industries, Inc.	75	18,110
Karman Holdings, Inc.(a)	365	18,385
		50,212

Industrial Services - 8.01%
ADT, Inc.	1,928	16,330
Casella Waste Systems, Inc., Class A(a)	135	15,576
Comfort Systems USA, Inc.	32	17,159
Construction Partners, Inc., Class A(a)	147	15,623
Core & Main, Inc., Class A(a)	277	16,717
CSX Corp.	561	18,306
Dycom Industries, Inc.(a)	78	19,062
EMCOR Group, Inc.	32	17,117
IES Holdings, Inc.(a)	48	14,219
JB Hunt Transport Services, Inc.	115	16,514
Kirby Corp.(a)	148	16,785
Knight-Swift Transportation Holdings, Inc.	361	15,967
MasTec, Inc.(a)	110	18,747
Norfolk Southern Corp.	58	14,846
Old Dominion Freight Line, Inc.	99	16,068
Republic Services, Inc.	73	18,003
Saia, Inc.(a)	57	15,617
SiteOne Landscape Supply, Inc.(a)	116	14,029
Southwest Airlines Co.	468	15,182
Sterling Infrastructure, Inc.(a)	80	18,458
Waste Management, Inc.	75	17,162
		347,487

Insurance - 3.67%
Allstate Corp.	45	9,059
American Financial Group, Inc.	73	9,213
Cincinnati Financial Corp.	60	8,935
Equitable Holdings, Inc.	162	9,088
Erie Indemnity Co., Class A	31	10,751
	Shares	Value
COMMON STOCKS - 97.05% (continued)
Insurance - 3.67% (continued)
Globe Life, Inc.	73	$9,073
Hanover Insurance Group, Inc.	43	7,304
Jackson Financial, Inc., Class A	103	9,145
Kinsale Capital Group, Inc.	15	7,259
Lincoln National Corp.	271	9,377
Loews Corp.	102	9,349
Markel Group, Inc.(a)	4	7,989
Old Republic International Corp.	235	9,033
Progressive Corp.	45	12,009
RLI Corp.	116	8,378
Ryan Specialty Holdings, Inc.	250	16,998
Selective Insurance Group, Inc.	73	6,326
		159,286

Materials - 2.06%
Eagle Materials, Inc.	72	14,552
Knife River Corp.(a)	145	11,838
Martin Marietta Materials, Inc.	30	16,469
Trex Co., Inc.(a)	276	15,009
UFP Industries, Inc.	159	15,798
Vulcan Materials Co.	60	15,649
		89,315

Media - 4.22%
Charter Communications, Inc., Class A(a)	42	17,170
Fox Corp., Class A, Class A	291	16,308
Liberty Broadband Corp., Class C(a)	175	17,216
Lyft, Inc., Class A(a)	1,047	16,501
Maplebear, Inc.(a)	364	16,467
New York Times Co., Class A	303	16,962
Nexstar Media Group, Inc.	88	15,219
Roku, Inc.(a)	201	17,666
Sirius XM Holdings, Inc.	735	16,883
Trade Desk, Inc., Class A(a)	221	15,910
Zillow Group, Inc., Class C(a)	237	16,602
		182,904

Oil & Gas - 8.15%
Antero Midstream Corp.	883	16,733
Antero Resources Corp.(a)	403	16,233
Chord Energy Corp.	140	13,559
Comstock Resources, Inc.(a)	690	19,092
Coterra Energy, Inc.	630	15,989
Devon Energy Corp.	487	15,492
Diamondback Energy, Inc.	114	15,664
DT Midstream, Inc.	155	17,036
EOG Resources, Inc.	158	18,898
EQT Corp.	296	17,263
Expand Energy Corp.	140	16,372
Kinder Morgan, Inc.	676	19,874
Marathon Petroleum Corp.	102	16,943
Matador Resources Co.	337	16,082
Murphy USA, Inc.	45	18,306
ONEOK, Inc.	195	15,918
Permian Resources Corp.	1,131	15,404
Range Resources Corp.	426	17,325

See Notes to Financial Statements

RiverNorth Patriot ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 97.05% (continued)
Oil & Gas - 8.15% (continued)
Targa Resources Corp.	107	$18,627
Texas Pacific Land Corp.	7	7,395
Viper Energy, Inc., Class A	162	6,177
Williams Cos., Inc.	303	19,031
		353,413

Real Estate - 7.48%
Agree Realty Corp.	121	8,840
Alexandria Real Estate Equities, Inc.	114	8,280
American Healthcare REIT, Inc.	257	9,442
American Homes 4 Rent, Class A	238	8,585
AvalonBay Communities, Inc.	45	9,157
BXP, Inc.	122	8,231
Brixmor Property Group, Inc.	342	8,906
Camden Property Trust	73	8,226
CareTrust REIT, Inc.	245	7,497
Crown Castle, Inc.	90	9,246
CubeSmart	213	9,052
EastGroup Properties, Inc.	45	7,520
Equity LifeStyle Properties, Inc.	140	8,634
Equity Residential	132	8,909
Essential Properties Realty Trust, Inc.	266	8,488
Essex Property Trust, Inc.	30	8,502
Extra Space Storage, Inc.	56	8,257
Federal Realty Investment Trust	91	8,644
First Industrial Realty Trust, Inc.	168	8,086
Gaming and Leisure Properties, Inc.	183	8,542
Healthcare Realty Trust, Inc.	450	7,137
Healthpeak Properties, Inc.	501	8,773
Host Hotels & Resorts, Inc.	557	8,556
Invitation Homes, Inc.	267	8,758
Kimco Realty Corp.	422	8,870
Lamar Advertising Co., Class A	75	9,102
Mid-America Apartment Communities, Inc.	60	8,881
NNN REIT, Inc.	197	8,506
Public Storage	28	8,216
Regency Centers Corp.	120	8,548
Rexford Industrial Realty, Inc.	229	8,146
Ryman Hospitality Properties, Inc.	85	8,387
Simon Property Group, Inc.	58	9,324
STAG Industrial, Inc.	240	8,707
Terreno Realty Corp.	146	8,186
UDR, Inc.	193	7,880
VICI Properties, Inc.	272	8,867
Vornado Realty Trust	231	8,833
		324,721

Retail & Wholesale - Discretionary - 5.61%
AutoNation, Inc.(a)	91	18,077
Boot Barn Holdings, Inc.(a)	91	13,832
Builders FirstSource, Inc.(a)	144	16,803
Burlington Stores, Inc.(a)	57	13,260
CarMax, Inc.(a)	245	16,466
Carvana Co.(a)	46	15,500
Chewy, Inc., Class A(a)	367	15,642
Dick’s Sporting Goods, Inc.	88	17,407
Floor & Decor Holdings, Inc., Class A(a)	213	16,179
	Shares	Value
COMMON STOCKS - 97.05% (continued)
Retail & Wholesale - Discretionary - 5.61% (continued)
Lowe’s Cos., Inc.	73	$16,197
O’Reilly Automotive, Inc.(a)	228	20,550
Ross Stores, Inc.	122	15,565
Tractor Supply Co.	313	16,517
Ulta Beauty, Inc.(a)	30	14,035
Williams-Sonoma, Inc.	105	17,154
		243,184

Retail & Wholesale - Staples - 4.51%
Albertsons Cos., Inc., Class A	744	16,003
BJ’s Wholesale Club Holdings, Inc.(a)	151	16,282
Casey’s General Stores, Inc.	26	13,267
Dollar General Corp., Class C	152	17,386
Five Below, Inc.(a)	138	18,103
Hims & Hers Health, Inc.(a)	285	14,207
Kroger Co.	257	18,435
Ollie’s Bargain Outlet Holdings, Inc.(a)	141	18,581
Performance Food Group Co.(a)	180	15,745
Sprouts Farmers Market, Inc.(a)	95	15,641
Target Corp.	157	15,488
US Foods Holding Corp.(a)	212	16,326
		195,464

Software & Tech Services - 4.62%
Affirm Holdings, Inc., Class A(a)	145	10,025
Appfolio, Inc., Class A(a)	28	6,448
Booz Allen Hamilton Holding Corp., Class A	167	17,390
CACI International, Inc., Class A, Class A(a)	30	14,301
CCC Intelligent Solutions Holdings, Inc.(a)	968	9,109
Doximity, Inc., Class A(a)	286	17,543
Paychex, Inc.	123	17,891
Paycom Software, Inc.	62	14,347
Paylocity Holding Corp.(a)	93	16,851
Q2 Holdings, Inc.(a)	105	9,827
ServiceTitan, Inc., Class A(a)	160	17,149
Tempus AI, Inc.(a)	249	15,821
Toast, Inc., Class A(a)	381	16,874
Waystar Holding Corp.(a)	418	17,084
		200,660

Telecommunications - 1.22%
AT&T, Inc.	654	18,927
Frontier Communications Parent, Inc.(a)	436	15,870
Verizon Communications, Inc.	418	18,087
		52,884

Utilities - 13.19%
Alliant Energy Corp.	268	16,206
Ameren Corp.	165	15,847
American Electric Power Co., Inc.	153	15,875
American Water Works Co., Inc.	118	16,415
Atmos Energy Corp.	102	15,719

See Notes to Financial Statements

RiverNorth Patriot ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 97.05% (continued)
Utilities - 13.19% (continued)
CenterPoint Energy, Inc.	441	$16,202
CMS Energy Corp.	225	15,588
Consolidated Edison, Inc.	148	14,852
Constellation Energy Corp.	62	20,011
Dominion Energy, Inc.	288	16,278
DTE Energy Co.	120	15,895
Duke Energy Corp.	155	18,290
Edison International	322	16,615
Entergy Corp.	196	16,291
Essential Utilities, Inc.	414	15,376
Evergy, Inc.	228	15,716
Eversource Energy	238	15,141
Exelon Corp.	376	16,326
FirstEnergy Corp.	401	16,144
IDACORP, Inc.	138	15,932
National Fuel Gas Co.	197	16,688
NiSource, Inc.	388	15,652
NRG Energy, Inc.	109	17,503
OGE Energy Corp.	349	15,489
PG&E Corp.(a)	1,088	15,167
Pinnacle West Capital Corp.	178	15,926
PPL Corp.	470	15,928
Public Service Enterprise Group, Inc.	198	16,668
Southern Co.	207	19,009
Southwest Gas Holdings, Inc.	190	14,134
Talen Energy Corp.(a)	62	18,028
TXNM Energy, Inc.	240	13,517
Vistra Corp.	113	21,900
WEC Energy Group, Inc.	153	15,943
Xcel Energy, Inc.	238	16,208
		572,479
TOTAL COMMON STOCKS
(Cost $3,902,475)		4,210,736

	Shares	Value
LIMITED PARTNERSHIPS - 1.99%
Oil & Gas - 1.99%
Energy Transfer LP	1,041	18,873
Enterprise Products Partners LP	575	17,831
MPLX LP	317	16,329
Sunoco LP	305	16,345
Western Midstream Partners LP	438	16,950
		86,328

TOTAL LIMITED PARTNERSHIPS
(Cost $76,978)		86,328
	Shares	Value
MONEY MARKET FUNDS - 0.84%
State Street Institutional US Government Money Market Fund, Administration Class, 4.02% (7-day yield)(b)	36,473	$36,473

TOTAL MONEY MARKET FUNDS
(Cost $36,473)		36,473

TOTAL INVESTMENTS - 99.88%
(Cost $4,015,926)		$4,333,537

Other Assets in Excess of Liabilities - 0.12%		5,165

NET ASSETS - 100.00%		$4,338,702

(a)	Non-income producing security.

(b)	Rate disclosed is a 7-Day Yield as of June 30, 2025.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

LP – Limited Partnership

See Notes to Financial Statements

TrueShares Active Yield ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.49%
Banking - 2.13%
City Holding Co.	18,369	$2,248,733
Lakeland Financial Corp.	15,445	949,095
		3,197,828

Consumer Discretionary Products - 3.54%
Oxford Industries, Inc.	132,149	5,318,997

Consumer Discretionary Services - 3.54%
Cracker Barrel Old Country Store, Inc.	5,713	348,950
Darden Restaurants, Inc.	22,799	4,969,498
		5,318,448

Consumer Staple Products - 19.49%
Coca-Cola Consolidated, Inc.	45,010	5,025,366
Colgate-Palmolive Co.	17,071	1,551,754
General Mills, Inc.	97,759	5,064,894
Hormel Foods Corp.	108,807	3,291,412
McCormick & Co, Inc.	19,845	1,504,648
Procter & Gamble Co.	19,087	3,040,941
The Campbell’s Co.	159,756	4,896,521
Universal Corp.	84,899	4,944,518
		29,320,054

Financial Services - 0.56%
Bank of New York Mellon Corp.	9,312	848,416

Health Care - 12.43%
Abbott Laboratories	11,904	1,619,063
AbbVie, Inc.	26,257	4,873,824
Agilent Technologies, Inc.	16,937	1,998,736
Bristol-Myers Squibb Co.	105,903	4,902,250
CVS Health Corp.	72,782	5,020,502
Quest Diagnostics, Inc.	914	164,182
Revvity, Inc.	1,147	110,938
		18,689,495

Industrial Products - 7.76%
Argan, Inc.	9,812	2,163,350
Bel Fuse, Inc.	7,453	728,083
Caterpillar, Inc.	1,109	430,525
General Dynamics Corp.	15,083	4,399,108
Graco, Inc.	2,841	244,241
IDEX Corp.	6,783	1,190,891
Preformed Line Products Co.	15,778	2,521,482
		11,677,680
	Shares	Value
COMMON STOCKS - 94.49% (continued)
Industrial Services - 8.45%
ABM Industries, Inc.	17,412	$822,021
Brady Corp.	794	53,968
John Wiley & Sons, Inc.	19,451	868,098
MSC Industrial Direct Co., Inc.	59,271	5,039,220
Quanta Services, Inc.	297	112,290
Watsco, Inc.	11,633	5,137,365
Werner Enterprises, Inc.	24,502	670,375
		12,703,337

Insurance - 4.37%
Erie Indemnity Co., Class A	852	295,465
Marsh & McLennan Cos., Inc.	1,852	404,921
Progressive Corp.	3,027	807,785
Unum Group	62,694	5,063,168
		6,571,339

Materials - 2.56%
AptarGroup, Inc.	1,164	182,085
Kaiser Aluminum Corp.	16,520	1,319,948
Royal Gold, Inc.	1,706	303,395
RPM International, Inc.	7,136	783,818
WD-40 Co.	5,516	1,258,144
		3,847,390

Media - 2.38%
Comcast Corp., Class A	96,617	3,448,261
New York Times Co., Class A	2,430	136,031
		3,584,292

Oil & Gas - 3.19%
EOG Resources, Inc.	40,066	4,792,294

Real Estate - 4.11%
McGrath RentCorp	10,264	1,190,213
UDR, Inc.	122,353	4,995,673
		6,185,886

Retail & Wholesale - Discretionary - 1.75%
Williams-Sonoma, Inc.	16,077	2,626,499

Retail & Wholesale - Staples - 3.66%
Dollar General Corp., Class C	4,524	517,455
Ingles Markets, Inc.	34,387	2,179,448
Sysco Corp.	37,106	2,810,409
		5,507,312

See Notes to Financial Statements

TrueShares Active Yield ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 94.49% (continued)
Software & Tech Services - 1.50%
Mastercard, Inc., Class A	2,522	$1,417,213
Oracle Corp.	434	94,885
Roper Technologies, Inc.	640	362,778
Science Applications International Corp.	3,377	380,284
		2,255,160

Tech Hardware & Semiconductors - 2.55%
Cisco Systems, Inc.	54,318	3,768,583
InterDigital, Inc.	290	65,027
		3,833,610

Telecommunications - 6.53%
AT&T, Inc.	177,714	5,143,043
Verizon Communications, Inc.	108,224	4,682,853
		9,825,896

Utilities - 3.99%
Consolidated Water Co Ltd.	49,622	1,489,653
Edison International	87,332	4,506,331
		5,995,984

TOTAL COMMON STOCKS
(Cost $140,406,887)		142,099,917

	Shares	Value
EXCHANGE-TRADED FUNDS - 3.60%
Direxion Daily S&P 500 Bull 3X	7,783	1,350,584
Direxion Daily Small Cap Bull 3X Shares	39,815	1,335,395
ProShares UltraPro Dow30	14,566	1,375,322
ProShares UltraPro QQQ	16,373	1,358,959

TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,703,535)		5,420,260

	Shares	Value
MONEY MARKET FUNDS - 2.10%
State Street Institutional US Government Money Market Fund, Administration Class, 4.02% (7-day yield)(a)	3,160,366	3,160,366

TOTAL MONEY MARKET FUNDS
(Cost $3,160,366)		3,160,366
TOTAL INVESTMENTS - 100.19%
(Cost $147,270,788)	$150,680,543

Liabilities in Excess of Other Assets - (0.19)%	(285,727)

NET ASSETS - 100.00%	$150,394,816

(a)    Rate disclosed is a 7-Day Yield as of June 30, 2025.

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

TrueShares Eagle Global Renewable Energy Income ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.10%
Financial Services - 3.31%
HA Sustainable Infrastructure Capital, Inc.	2,994	$80,419

Industrial Services - 5.12%
Acciona SA	692	124,554

Utilities - 90.67%(a)
American Electric Power Co., Inc.	1,250	129,700
Clearway Energy, Inc.	4,071	123,188
Drax Group PLC	7,830	74,482
EDP SA	27,899	121,004
Electric Power Development Co. Ltd.	2,962	50,517
Endesa SA	3,410	108,013
Enel SpA	11,615	110,222
Fortum Oyj	4,692	87,823
Hawaiian Electric Industries, Inc.(b)	6,772	71,986
Iberdrola SA	5,142	98,669
Mercury NZ Ltd.	13,667	50,068
Meridian Energy Ltd.	29,366	105,610
NextEra Energy, Inc.	1,616	112,183
Northland Power, Inc.	6,258	98,207
Northwestern Energy Group, Inc.	1,120	57,456
PG&E Corp.(b)	7,884	109,903
RWE AG	7,585	316,559
SSE PLC	8,297	208,530
Talen Energy Corp.(b)	267	77,636
Verbund AG	1,219	93,551
		2,205,307

TOTAL COMMON STOCKS
(Cost $2,310,966)		2,410,280

	Shares	Value
MONEY MARKET FUNDS - 1.66%
State Street Institutional US Government Money Market Fund, Administration Class, 4.02% (7-day yield)(c)	40,291	40,291

TOTAL MONEY MARKET FUNDS (Cost $40,291)		40,291

TOTAL INVESTMENTS - 100.76% (Cost $2,351,257)		$2,450,571

Liabilities in Excess of Other Assets - (0.76)%		(18,544)

NET ASSETS - 100.00%		$2,432,027
(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	Rate disclosed is a 7-Day Yield as of June 30, 2025.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

AG - Aktiengesellschaft (German: Stock Corporation)

PLC - Public Limited Company

SA - Sociedad Anónima (Portuguese/Spanish: Public Limited Company)

SpA - Società per azioni (Italian: Joint Stock Company)

Oyj - Julkinen Osakeyhtiö (Finnish: Public Limited Company)

See Notes to Financial Statements

TrueShares Technology, AI & Deep Learning ETF

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.48%
Health Care - 12.74%
AbCellera Biologics, Inc.(a)	111,119	$381,138
Eli Lilly & Co.	1,565	1,219,964
Natera, Inc.(a)	7,087	1,197,278
Novo Nordisk A/S - Sponsored ADR	9,931	685,438
Relay Therapeutics, Inc.(a)	49,628	171,713
Structure Therapeutics, Inc.(a)	37,765	783,246
		4,438,777

Retail & Wholesale - Discretionary - 4.89%
Amazon.com, Inc.(a)	7,759	1,702,247

Software & Tech Services - 64.21%(b)
Cloudflare, Inc.(a)	21,180	4,147,679
Crowdstrike Holdings, Inc.(a)	8,129	4,140,181
Datadog, Inc.(a)	11,509	1,546,004
Elastic NV(a)	18,132	1,529,072
MongoDB, Inc.(a)	6,781	1,423,942
Okta, Inc.(a)	2,613	261,222
Samsara, Inc.(a)	55,553	2,209,898
Schrodinger, Inc.(a)	33,094	665,851
SentinelOne, Inc.(a)	47,160	862,085
ServiceNow, Inc.(a)	1,084	1,114,439
Snowflake, Inc.(a)	11,478	2,568,432
Zscaler, Inc.(a)	6,053	1,900,279
		22,369,084

Tech Hardware & Semiconductors - 17.64%
Advanced Micro Devices, Inc.(a)	8,598	1,220,056
ARM Holdings PLC(a)	8,341	1,349,073
NVIDIA Corp.	22,646	3,577,842
		6,146,971

TOTAL COMMON STOCKS (Cost $29,258,440)		34,657,079

	Shares	Value
MONEY MARKET FUNDS - 0.56%
State Street Institutional US Government Money Market Fund, Administration Class, 4.02% (7-day yield)(c)	193,843	193,843

TOTAL MONEY MARKET FUNDS
(Cost $193,843)		193,843

TOTAL INVESTMENTS - 100.04%
(Cost $29,452,283)	$34,850,922

Liabilities in Excess of Other Assets - (0.04)%	(15,332)

NET ASSETS - 100.00%	$34,835,590

(a)	Non-income producing security.

(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Rate disclosed is a 7-Day Yield as of June 30, 2025.

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR - American Depository Receipt

A/S - Aktieselskab (Danish: Joint Stock Company)

NV - Naamloze Vennootschap (Dutch: Public Limited Company)

PLC - Public Limited Company

See Notes to Financial Statements

TrueShares ETFs

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

	The Opal Dividend Income ETF	RiverNorth Enhanced Pre- Merger SPAC ETF	RiverNorth Patriot ETF	TrueShares Active Yield ETF	TrueShares Eagle Global Renewable Energy Income ETF	TrueShares Technology, AI & Deep Learning ETF

ASSETS:
Investments, at value	$176,427,765	$5,367,866	$4,333,537	$150,680,543	$2,450,571	$34,850,922
Cash	63,942	—	—	—	—	—
Receivable for investments sold	300,769	4,804	5,562	399,452	—	—
Dividends receivable	265,139	291	4,746	204,904	4,090	3,160
Other assets	185	—	—	—	—	185
Total Assets	177,057,800	5,372,961	4,343,845	151,284,899	2,454,661	34,854,267
LIABILITIES:
Payable to investment advisor	91,772	3,949	2,362	91,180	1,477	18,677
Payable for investments purchased	601,538	322	2,781	798,903	21,157	—
Total Liabilities	693,310	4,271	5,143	890,083	22,634	18,677
NET ASSETS	$176,364,490	$5,368,690	$4,338,702	$150,394,816	$2,432,027	$34,835,590

NET ASSETS CONSIST OF
Paid in capital	$169,404,446	$4,914,855	$4,781,830	$172,155,245	$2,728,161	$40,976,854
Total distributable earnings/accumulated loss	6,960,044	453,835	(443,128)	(21,760,429)	(296,134)	(6,141,264)
NET ASSETS	$176,364,490	$5,368,690	$4,338,702	$150,394,816	$2,432,027	$34,835,590

INVESTMENTS, AT COST	$163,461,723	$4,990,915	$4,015,926	$147,270,788	$2,351,257	$29,452,283

Net asset value:
Net assets	$176,364,490	$5,368,690	$4,338,702	$150,394,816	$2,432,027	$34,835,590
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,050,000	195,000	150,000	6,620,000	100,000	780,000
Net asset value, price per share	$34.92	$27.53	$28.92	$22.72	$24.32	$44.66

See Notes to Financial Statements

TrueShares ETFs

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

	The Opal Dividend Income ETF(a)	RiverNorth Enhanced Pre- Merger SPAC ETF(a)	RiverNorth Patriot ETF(a)	TrueShares Active Yield ETF(a)	TrueShares Eagle Global Renewable Energy Income ETF(a)	TrueShares Technology, AI & Deep Learning ETF(a)
INVESTMENT INCOME:
Dividends*	$2,735,679	$3,720	$39,604	$7,449,232	$43,080	$26,127
Total Investment Income	2,735,679	3,720	39,604	7,449,232	43,080	26,127
EXPENSES:
Investment advisory fees	499,182	22,898	13,611	565,429	9,397	108,704
Other expenses	-	500	-	-	-	-
Total Expenses	499,182	23,398	13,611	565,429	9,397	108,704
NET INVESTMENT INCOME/(LOSS)	2,236,497	(19,678)	25,993	6,883,803	33,683	(82,577)
Net realized gain/(loss) on:
Investments	(2,438,454)	179,677	(23,961)	(15,987,589)	(191,120)	(1,301,202)
Investments sold in-kind	6,593,219	-	71	257,157	64,558	784,601
Foreign currency related transactions	-	-	-	-	1,047	-
Total Net Realized Gain/(Loss)	4,154,765	179,677	(23,890)	(15,730,432)	(125,515)	(516,601)
Net change in unrealized appreciation/depreciation on:
Investments	9,337,741	152,357	199,113	7,473,565	544,342	4,889,722
Foreign currency related translations	-	-	-	-	37	-
Total Net Change in Unrealized Appreciation/Depreciation	9,337,741	152,357	199,113	7,473,565	544,379	4,889,722
NET REALIZED AND UNREALIZED GAIN/LOSS ON INVESTMENTS	13,492,506	332,034	175,223	(8,256,867)	418,864	4,373,121
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,729,003	$312,356	$201,216	$(1,373,064)	$452,547	$4,290,544
*Foreign taxes withheld on dividends	$45,179	$-	$-	$14,028	$10,747	$2,109

(a)	The Funds acquired all of the assets and liabilities of their respective series of Listed Funds Trust (the “Predecessor Funds”), in tax free reorganizations that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Funds have been adopted by the Funds and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Funds, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements

The Opal Dividend Income ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment income	$2,236,497	$2,881,278
Net realized gain	4,154,765	9,816,029
Net change in unrealized appreciation/depreciation	9,337,741	1,845,631
Net increase in net assets resulting from operations	15,729,003	14,542,938
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(2,209,601)	(2,917,573)
Net decrease in net assets from distributions	(2,209,601)	(2,917,573)
SHARE TRANSACTIONS
Shares sold	53,694,979	141,411,377
Shares redeemed	(24,955,065)	(80,571,218)
Net increase in net assets derived from share transactions	28,739,914	60,840,159
Net increase in net assets	42,259,316	72,465,524
NET ASSETS
Beginning of period	134,105,174	61,639,650
End of period	$176,364,490	$134,105,174

(a)	The Fund acquired all of the assets and liabilities of The Opal Dividend Income ETF, a series of Listed Funds Trust (the "Predecessor Fund"), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements

RiverNorth Enhanced Pre-Merger SPAC ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)(a)	For the Year Ended December 31, 2024(a)

OPERATIONS
Net investment loss	$(19,678)	$(22,956)
Net realized gain	179,677	266,904
Net change in unrealized appreciation/depreciation	152,357	37,588
Net increase in net assets resulting from operations	312,356	281,536
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	-	(214,783)
Net decrease in net assets from distributions	-	(214,783)
SHARE TRANSACTIONS
Shares sold	-	259,410
Shares redeemed	-	(1,038,405)
Net decrease in net assets derived from share transactions	-	(778,995)
Net increase/(decrease) in net assets	312,356	(712,242)
NET ASSETS
Beginning of period	5,056,334	5,768,576
End of period	$5,368,690	$5,056,334

(a)	The Fund acquired all of the assets and liabilities of RiverNorth Enhanced Pre-Merger SPAC ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements

RiverNorth Patriot ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment income	$25,993	$46,042
Net realized gain/(loss)	(23,890)	494,555
Net change in unrealized appreciation/depreciation	199,113	(9,318)
Net increase in net assets resulting from operations	201,216	531,279
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	-	(45,051)
Net decrease in net assets from distributions	-	(45,051)
SHARE TRANSACTIONS
Shares sold	281,431	3,200,524
Shares redeemed	-	(3,192,378)
Net increase in net assets derived from share transactions	281,431	8,146
Net increase in net assets	482,647	494,374
NET ASSETS
Beginning of period	3,856,055	3,361,681
End of period	$4,338,702	$3,856,055

(a)	The Fund acquired all of the assets and liabilities of RiverNorth Patriot ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements

TrueShares Active Yield ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)(a)	For the Period April 30, 2024 (Commencement of Operations) through December 31, 2024(a)
OPERATIONS
Net investment income	$6,883,803	$7,413,429
Net realized (loss)	(15,730,432)	(2,812,864)
Net change in unrealized appreciation/depreciation	7,473,565	(4,063,810)
Net increase/decrease in net assets resulting from operations	(1,373,064)	536,755
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(6,707,060)	(7,435,244)
Return of capital	-	(595,316)
Net decrease in net assets from distributions	(6,707,060)	(8,030,560)
SHARE TRANSACTIONS
Shares sold	7,262,243	280,779,830
Shares redeemed	(3,207,368)	(118,865,960)
Net increase in net assets derived from share transactions	4,054,875	161,913,870
Net increase/(decrease) in net assets	(4,025,249)	154,420,065
NET ASSETS
Beginning of period	154,420,065	-
End of period	$150,394,816	$154,420,065

(a)	The Fund acquired all of the assets and liabilities of TrueShares Active Yield ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements

TrueShares Eagle Global Renewable Energy Income ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment income	$33,683	$53,916
Net realized gain/(loss)	(125,515)	34,431
Net change in unrealized appreciation/depreciation	544,379	(261,502)
Net increase/decrease in net assets resulting from operations	452,547	(173,155)
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(30,264)	(53,703)
Net decrease in net assets from distributions	(30,264)	(53,703)
SHARE TRANSACTIONS
Shares sold	596,631	1,997,744
Shares redeemed	(862,966)	(2,002,808)
Net decrease in net assets derived from share transactions	(266,335)	(5,064)
Net increase/(decrease) in net assets	155,948	(231,922)
NET ASSETS
Beginning of period	2,276,079	2,508,001
End of period	$2,432,027	$2,276,079

(a)	The Fund acquired all of the assets and liabilities of TrueShares Eagle Global Renewable Energy Income ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements

TrueShares Technology, AI & Deep Learning ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2025 (Unaudited)(a)	For the Year Ended December 31, 2024(a)
OPERATIONS
Net investment loss	$(82,577)	$(166,494)
Net realized gain/(loss)	(516,601)	830,627
Net change in unrealized appreciation/depreciation	4,889,722	112,046
Net increase in net assets resulting from operations	4,290,544	776,179
SHARE TRANSACTIONS
Shares sold	-	9,217,412
Shares redeemed	(3,371,892)	(13,922,893)
Net decrease in net assets derived from share transactions	(3,371,892)	(4,705,481)
Net increase/(decrease) in net assets	918,652	(3,929,302)
NET ASSETS
Beginning of period	33,916,938	37,846,240
End of period	$34,835,590	$33,916,938

(a)	The Fund acquired all of the assets and liabilities of TrueShares Technology, AI & Deep Learning ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

See Notes to Financial Statements

The Opal Dividend Income ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2025 (Unaudited)(a)		For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)	For the Period January 27, 2021 (Commencement of Operations) through December 31, 2021(a)
Net Asset Value - Beginning of Period	$32.01		$27.77	$28.99	$28.89	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.48		0.90	0.94	0.99	0.81
Net realized and unrealized gain/(loss) on investments	2.90		4.18	(1.18)	0.04	4.19
Total from Investment Operations	3.38		5.08	(0.24)	1.03	5.00

DISTRIBUTIONS:
From distributable earnings	(0.47)		(0.84)	(0.98)	(0.93)	(1.11)
Total Distributions	(0.47)		(0.84)	(0.98)	(0.93)	(1.11)

Net Increase/(Decrease) in net asset value	2.91		4.24	(1.22)	0.10	3.89
Net Asset Value - End of Period	$34.92		$32.01	$27.77	$28.99	$28.89
TOTAL RETURN(c)	10.63%		18.39%	(0.73%)	3.65%	20.10%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$176,364		$134,105	$61,640	$78,271	$46,225
Ratio of net operating expenses to average net assets	0.65	%(d)	0.65%	0.65%	0.65%	0.65	%(d)
Ratio of net investment income to average net assets	2.91	%(d)	2.90%	3.39%	3.42%	3.08	%(d)
Portfolio turnover rate(e)(f)	18%		80%	81%	41%	55%

(a)	The Fund acquired all of the assets and liabilities of The Opal Dividend Income ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of common shares outstanding during each fiscal period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.
(f)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

RiverNorth Enhanced Pre-Merger SPAC ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2025 (Unaudited)(a)		For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Period July 11, 2022 (Commencement of Operations) through December 31, 2022(a)
Net Asset Value - Beginning of Period	$25.93		$25.64	$25.45	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.10)		(0.12)	(0.14)	(0.09)
Net realized and unrealized gain on investments	1.70		1.51	1.62	0.60
Total from Investment Operations	1.60		1.39	1.48	0.51

DISTRIBUTIONS:
From distributable earnings	–		(1.10)	(1.29)	(0.06)
Total Distributions	–		(1.10)	(1.29)	(0.06)

Net Increase in net asset value	1.60		0.29	0.19	0.45
Net Asset Value - End of Period	$27.53		$25.93	$25.64	$25.45
TOTAL RETURN(c)	6.17%		5.51%	5.71%	2.02%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$5,369		$5,056	$5,769	$3,818
Ratio of net operating expenses to average net assets	0.91	%(d)	0.89%	0.89%	0.89	%(d)
Ratio of net investment (loss) to average net assets	(0.76	%)(d)	(0.44%)	(0.55%)	(0.76	%)(d)
Portfolio turnover rate(e)(f)	21%		64%	132%	43%

(a)	The Fund acquired all of the assets and liabilities of RiverNorth Enhanced Pre-Merger SPAC ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of common shares outstanding during each fiscal period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.
(f)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

RiverNorth Patriot ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2025 (Unaudited)(a)		For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)	For the Period December 31, 2021 (Commencement of Operations) through December 31, 2021(a)
Net Asset Value - Beginning of Period	$27.54		$24.01	$21.70	$25.00	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.18		0.33	0.03	0.34	–
Net realized and unrealized gain/(loss) on investments	1.20		3.52	2.32	(3.31)	–
Total from Investment Operations	1.38		3.85	2.64	(2.97)	–

DISTRIBUTIONS:
From distributable earnings	–		(0.32)	(0.33)	(0.33)	–
Total Distributions	–		(0.32)	(0.33)	(0.33)	–

ETF transaction fees per share	–		–	–	–	–
Net Increase/(Decrease) in net asset value	1.38		3.53	2.31	(3.30)	–
Net Asset Value - End of Period	$28.92		$27.54	$24.01	$21.70	$25.00
TOTAL RETURN(c)	5.00%		16.04%	12.18%	(11.89%)	–

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$4,339		$3,856	$3,362	$3,255	$1,250
Ratio of net operating expenses to average net assets	0.70	%(d)	0.70%	0.70%	0.70%	0.70	%(d)
Ratio of net investment income to average net assets	1.34	%(d)	1.25%	1.43%	1.50%	–	(d)
Portfolio turnover rate(e)(f)	21%		33%	46%	31%	–

(a)	The Fund acquired all of the assets and liabilities of RiverNorth Patriot ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of common shares outstanding during each fiscal period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.
(f)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Active Yield ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2025 (Unaudited)(a)		For the Period April 30, 2024 (Commencement of Operations) through December 31, 2024(a)
Net Asset Value - Beginning of Period	$23.94		$24.33

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	1.05		1.31
Net realized and unrealized (loss) on investments	(1.25)		(0.38)
Total from Investment Operations	(0.20)		0.93

DISTRIBUTIONS:
From distributable earnings	(1.02)		(1.23)
From tax return of capital	–		(0.09)
Total Distributions	(1.02)		(1.32)

Net Decrease in net asset value	(1.22)		(0.39)
Net Asset Value - End of Period	$22.72		$23.94
TOTAL RETURN(c)	(0.82%)		3.77%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$150,395		$154,420
Ratio of net operating expenses to average net assets	0.75	%(d)	0.75	%(d)
Ratio of net investment income to average net assets	9.13	%(d)	7.84	%(d)
Portfolio turnover rate(e)(f)	393	%(g)	138%

(a)	The Fund acquired all of the assets and liabilities of TrueShares Active Yield ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of common shares outstanding during each fiscal period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.
(f)	Excludes the impact of in-kind transactions.

(g)	Portfolio turnover rate increased significantly during the period as a result of more active trading. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes. Portfolio turnover may vary significantly from year to year depending on market conditions and investment opportunities.

See Notes to Financial Statements

TrueShares Eagle Global Renewable Energy Income ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2025 (Unaudited)(a)		For the Year Ended December 31, 2024(a)		For the Year Ended December 31, 2023(a)	For the Period December 8, 2022 (Commencement of Operations) through December 31, 2022(a)
Net Asset Value - Beginning of Period	$20.69		$22.80		$24.55	$24.76

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.29		0.49		0.64	–
Net realized and unrealized gain/(loss) on investments	3.64		(2.11)		(1.78)	(0.21)
Total from Investment Operations	3.93		(1.62)		(1.16)	(0.21)

DISTRIBUTIONS:
From distributable earnings	(0.30)		(0.49)		(0.59)	–
Total Distributions	(0.30)		(0.49)		(0.59)	–

Net Increase/(Decrease) in net asset value	3.63		(2.11)		(1.75)	(0.21)
Net Asset Value - End of Period	$24.32		$20.69		$22.80	$24.55
TOTAL RETURN(c)	19.05%		(7.30	%)(d)	(4.65%)	(0.83%)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$2,432		$2,276		$2,508	$2,455
Ratio of net operating expenses to average net assets	0.75	%(e)	0.75%		0.75%	0.75	%(e)
Ratio of net investment income/(loss) to average net assets	2.69	%(e)	2.19%		2.66%	(0.22	%)(e)
Portfolio turnover rate(f)(g)	30%		43%		52%	2%

(a)	The Fund acquired all of the assets and liabilities of TrueShares Eagle Global Renewable Energy Income ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.
(b)	Calculated based on the average number of common shares outstanding during each fiscal period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.
(d)	Before payment from the Adviser for the loss resulting from a trade error, the total return for the period would have been 1.67%.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.
(g)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares Technology, AI & Deep Learning ETF

FINANCIAL HIGHLIGHTS

	For the Six Months Ended June 30, 2025 (Unaudited)(a)		For the Year Ended December 31, 2024(a)	For the Year Ended December 31, 2023(a)	For the Year Ended December 31, 2022(a)	For the Year Ended December 31, 2021(a)	For the Period February 28, 2020 (Commencement of Operations) through December 31, 2020(a)
Net Asset Value - Beginning of Period	$38.98		$38.23	$22.88	$47.12	$47.61	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.10)		(0.17)	(0.08)	(0.19)	(0.31)	(0.19)
Net realized and unrealized gain/(loss) on investments	5.78		0.92	15.43	(24.05)	(0.12)	22.80
Total from Investment Operations	5.68		0.75	15.35	(24.24)	(0.43)	22.61

DISTRIBUTIONS:
From distributable earnings	–		–	–	–	(0.06)	–
Total Distributions	–		–	–	–	(0.06)	–

Net Increase/(Decrease) in net asset value	5.68		0.75	15.35	(24.24)	(0.49)	22.61
Net Asset Value - End of Period	$44.66		$38.98	$38.23	$22.88	$47.12	$47.61
TOTAL RETURN(c)	14.56%		1.98%	67.08%	(51.44%)	(0.90%)	90.43%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$34,836		$33,917	$37,846	$14,300	$37,694	$27,374
Ratio of net operating expenses to average net assets	0.68	%(d)	0.68%	0.68%	0.68%	0.68%	0.68	%(d)
Ratio of net investment (loss) to average net assets	(0.52	%)(d)	(0.43%)	(0.29%)	(0.60%)	(0.67%)	(0.59	%)(d)
Portfolio turnover rate(e)(f)	6%		28%	18%	25%	14%	30%

(a)	The Fund acquired all of the assets and liabilities of TrueShares Technology, AI & Deep Learning ETF, a series of Listed Funds Trust (the “Predecessor Fund”), in a tax free reorganization that occurred as of the close of business on June 13, 2025. Performance and financial history of the Predecessor Fund has been adopted by the Fund and will be used going forward. As a result, the information for the period prior to the close of business on June 13, 2025, reflects that of the Predecessor Fund, which ceased operations as of the date of the reorganization.

(b)	Calculated based on the average number of common shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

(f)	Excludes the impact of in-kind transactions.

See Notes to Financial Statements

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to six series of the Trust, The Opal Dividend Income ETF (“DIVZ”), RiverNorth Enhanced Pre-Merger SPAC ETF (“SPCZ”), RiverNorth Patriot ETF (“FLDZ”), TrueShares Active Yield ETF (“ERNZ”), TrueShares Eagle Global Renewable Energy Income ETF (“RNWZ”) and TrueShares Technology, AI & Deep Learning ETF (“LRNZ”), (each a “Fund” and collectively the “Funds”). Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its following investment objective:

Fund	Investment Objective
The Opal Dividend Income ETF	Seeks to provide capital appreciation with lower volatility and a higher dividend yield compared to the S&P 500 Index.
RiverNorth Enhanced Pre-Merger SPAC ETF	Seeks to preserve capital and provide incremental total return.
RiverNorth Patriot ETF	Seeks capital growth.
TrueShares Active Yield ETF	Seeks to deliver a meaningfully higher yield compared to the S&P 500 Index, with a secondary focus on capital preservation and the opportunity for long-term growth of capital.
TrueShares Eagle Global Renewable Energy Income ETF	Seeks long-term growth of capital.
TrueShares Technology, AI & Deep Learning ETF	Seeks total return.

The Funds commenced operations on the dates listed below, as series of Listed Funds Trust (the "Predecessor Funds"):

Fund	Diversified/Non-Diversified	Commencement of Operations
The Opal Dividend Income ETF	Diversified	January 27, 2021
RiverNorth Enhanced Pre-Merger SPAC ETF	Diversified	July 11, 2022
RiverNorth Patriot ETF	Diversified	December 31, 2021
TrueShares Active Yield ETF	Non-diversified	April 30, 2024
TrueShares Eagle Global Renewable Energy Income ETF	Non-diversified	December 8, 2022
TrueShares Technology, AI & Deep Learning ETF	Non-diversified	February 28, 2020

On March 5, 2025, the Board of Trustees of Listed Funds Trust approved a tax-free reorganization wherein all of the assets and liabilities of each Predecessor Fund were acquired by its respective Fund. In connection with this acquisition as of the close of business on June 13, 2025, shares of the Predecessor Funds were exchanged for an equivalent number of shares of the Funds, and the Funds' net assets, shares outstanding, net unrealized appreciation/depreciation and the results of operations of the Funds were unchanged from that of the Predecessor Funds as a result of the reorganization. The Predecessor Funds had investment objectives that were, in all material respects, the same as those of the Funds as described above. The Funds are a continuation of the Predecessor Funds, and therefore, the performance and financial history of the Predecessor Funds have been adopted by the Funds and will be used going forward. As a result, the information in these financial statements and notes to the financial statements for the periods prior to the close of business on June 13, 2025, reflects that of the Predecessor Funds, which ceased operations as of the date of the reorganization.

The Funds currently offer an unlimited number of one class of shares, without par value, which are listed and traded on various exchanges. Shares of DIVZ, RNWZ and LRNZ are listed and traded on the NYSE Arca, Inc. Shares of SPCZ and FLDZ are listed and traded on the CBOE BZX Exchange, Inc. Shares of ERNZ are traded on the NASDAQ Stock Market, LLC. The Funds issue and redeem shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Funds do not issue fractional Creation Units. The offerings of the Funds’ shares are registered under the Securities Act of 1933, as amended.

The Funds adopted FASB Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of a Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Fund’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Advisor acts as the Funds’ CODM. Each Fund is considered an operating segment, and their performance and operating results are reviewed to make informed decisions regarding performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Financial Statements. The accompanying Financial Statements were prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the Financial Statements. Actual results could differ from those estimates. The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services – Investment Companies, including Accounting Standard Update 2013-08.”

Portfolio Valuation – The net asset value per share (“NAV”) of the Funds is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of each Fund’s total assets less its liabilities by the number of shares outstanding.

Equity securities, including exchange traded funds, are valued at the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Exchange traded funds listed on the NASDAQ Stock Market, Inc. are valued at the NASDAQ official closing price.

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued) (Unaudited)

U.S. government bonds and notes are valued at the mean of the most recent bid and asked prices on the business day. Options are valued at the mean of the highest bid and lowest ask prices on the principal exchange on which the option trades. If no quotations are available, fair value procedures will be used. Debt obligations with maturities of 60 days or less are valued at amortized cost. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined.

Securities for which market quotations are not readily available, including circumstances under which TrueMark Investments, LLC (the “Adviser”) determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Funds’ valuation designee with respect to the fair valuation of the Funds’ portfolio securities, subject to oversight by and periodic reporting to the Board.

The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Funds’ investments in the fair value hierarchy as of June 30, 2025:

The Opal Dividend Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$164,545,621	$–	$–	$164,545,621
Limited Partnerships	7,745,404	–	–	7,745,404
Money Market Funds	4,136,740	–	–	4,136,740
Total	$176,427,765	$–	$–	$176,427,765

RiverNorth Enhanced Pre-Merger SPAC ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Rights	$52,947	$5,481	$–	$58,428
Warrants	66,935	985	–	67,920
Special Purpose Acquisition Companies (SPACS)	2,994,396	2,156,277	–	5,150,673
Total	$3,205,123	$2,162,743	$–	$5,367,866

RiverNorth Patriot ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$4,210,736	$–	$–	$4,210,736
Limited Partnerships	86,328	–	–	86,328
Money Market Funds	36,473	–	–	36,473
Total	$4,333,537	$–	$–	$4,333,537

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued) (Unaudited)

TrueShares Active Yield ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$142,099,917	$–	$–	$142,099,917
Exchange-Traded Funds	5,420,260	–	–	5,420,260
Money Market Funds	3,160,366	–	–	3,160,366
Total	$150,680,543	$–	$–	$150,680,543

TrueShares Eagle Global Renewable Energy Income ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$2,410,280	$–	$–	$2,410,280
Money Market Funds	40,291	–	–	40,291
Total	$2,450,571	$–	$–	$2,450,571

TrueShares Technology, AI & Deep Learning ETF

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$34,657,079	$–	$–	$34,657,079
Money Market Funds	193,843	–	–	193,843
Total	$34,850,922	$–	$–	$34,850,922

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Cash and Cash Equivalents – Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to a Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Foreign Securities – The Opal International Dividend Income ETF may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Distributions to Shareholders: SPCZ, FLDZ and LRNZ generally pay out dividends from net investment income, if any, at least annually. RNWZ intends to pay out dividends from net investment income, if any, quarterly. DIVZ and ERNZ intend to pay out dividends from net investment income, if any, monthly. All Funds will declare and pay capital gain distributions, if any, in cash at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

Federal Income Tax: For federal income tax purposes, the Funds currently intend to qualify, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their earnings to their stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund as a whole.

As of and during the periods ended June 30, 2025, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. As of June 30, 2025, there were no interest or penalties incurred by the Funds. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued) (Unaudited)

authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - DERIVATIVE FINANCIAL INSTRUMENTS

As a part of their investment strategy, the Funds may invest to a lesser extent in derivatives contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allow the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that a Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow

Total Return Swaps: SPCZ ETF may enter into total return swap agreements. The Fund may utilize swap agreements in an attempt to gain exposure to the securities in a market without actually purchasing those securities, or to hedge a position. A total return swap is a contract in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with a fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or equivalents having an aggregate value at least equal to the accrued excess is maintained by the Fund.

The total return swap contracts are subject to master netting agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination.

The Fund did not hold any total return swap agreements as of or during the period ended June 30, 2025.

NOTE 4 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

TrueMark Investments LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreements, each Fund pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets as follows:

The Opal Dividend Income ETF	0.65%
RiverNorth Enhanced Pre-Merger SPAC ETF	0.89%
RiverNorth Patriot ETF	0.70%
TrueShares Active Yield ETF	0.75%
TrueShares Eagle Global Renewable Energy Income ETF	0.75%
TrueShares Technology, AI & Deep Learning ETF	0.68%

Out of the Unitary Management Fees, the Adviser has agreed to pay substantially all of the expenses of the Funds, including the cost of transfer agency, custody, fund administration, trustees and other non-distribution related services necessary for the Funds to operate, except for: the fees paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution (12b-1) fees and expenses, litigation expenses, and other non-routine or extraordinary expenses. Each Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, not the Fund.

Opal Capital LLC (the “DIVZ Sub-Adviser”), a Florida limited liability company serves as sub-adviser to DIVZ. Pursuant to a Sub-Advisory Agreement between the Adviser and DIVZ Sub-Adviser, the DIVZ Sub-Adviser is responsible for trading portfolio securities on behalf of DIVZ, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees.

RiverNorth Capital Management, LLC (the “RiverNorth ETF’s Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to FLDZ and SPCZ. Pursuant to a Sub-Advisory Agreement between the Adviser and the RiverNorth ETF’s Sub-Adviser, the RiverNorth ETF’s Sub-Adviser is responsible for security

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued) (Unaudited)

selection for each Fund and trading securities on behalf of SPCZ, subject to the supervision of the Adviser and the Board, including the Independent Trustees. The RiverNorth ETF’s Sub-Adviser will donate a majority of its sub-advisory fee from FLDZ or 100% of the profit derived from its management of the Fund, whichever is greater, to the Folds of Honor Foundation, a charity focused on providing scholarships to families of veterans.

Wealth Builder Funds LLC (the “ERNZ Sub-Advisor”), an Illinois limited liability company serves as sub-adviser to ERNZ. Pursuant to a Sub-Advisory Agreement between the Adviser and the ERNZ Sub-Adviser, the ERNZ Sub-Adviser is responsible for security selection, subject to the supervision of the Adviser and the Board, including the Independent Trustees.

Eagle Global Advisors LLC (the “RNWZ Sub-Advisor”), a Texas limited liability company serves as sub-adviser to RNWZ. Pursuant to a Sub- Advisory Agreement between the Adviser and the RNWZ Sub-Adviser, the RNWZ Sub-Adviser is responsible for security selection, subject to the supervision of the Adviser and the Board, including the Independent Trustees.

Black Hill Capital Partners, LLC (the “LRNZ Sub-Adviser”), a Delaware limited liability company serves as the sub-adviser to LRNZ. Pursuant to a Sub-Advisory Agreement between the Adviser and the LRNZ Sub-Adviser, the LRNZ Sub-Adviser is responsible for security selection and trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees.

Effective June 13, 2025 Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the Funds’ administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Funds with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its Unitary Management Fees. Prior to June 13, 2025, U.S. Bancorp Fund Services, LLC served as the Predecessor Funds’ administrator.

Effective June 13, 2025, Paralel Distributors LLC, a wholly owned subsidiary of the Administrator acts as the principal underwriter for the Funds and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. Prior to June 13, 2025, Foreside Fund Services, LLC served as the Predecessor Funds’ distributor.

Effective June 13, 2025, State Street Bank and Trust Company (“State Street”) serves as the custodian of the Funds’ assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee. Prior to June 13, 2025, U.S. Bancorp Fund Services, LLC served as the Predecessor Funds’ custodian and transfer agent.

The officers and the Interested Trustee of the Trust are officers or employees of the Administrator, and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its Unitary Management Fees.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments), and in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales	In-Kind Purchases	In-Kind Sales
The Opal Dividend Income ETF	$27,654,718	$29,879,558	$52,402,960	$23,895,382
RiverNorth Enhanced Pre-Merger SPAC ETF	1,144,316	1,034,835	-	-
RiverNorth Patriot ETF	892,624	830,315	263,836	-
TrueShares Active Yield ETF	578,702,735	577,885,309	6,678,376	2,986,125
TrueShares Eagle Global Renewable Energy Income ETF	808,815	727,321	529,325	856,407
TrueShares Technology, AI & Deep Learning ETF	2,708,293	2,029,321	-	3,324,149

NOTE 6 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Funds only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of a Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued) (Unaudited)

Beneficial Interest transactions were as follows:

The Opal Dividend Income ETF	For the Period Ended June 30, 2025	For the Year Ended December 31, 2024
Shares sold	1,600,000	4,600,000
Shares redeemed	(740,000)	(2,630,000)
Net increase in shares outstanding	860,000	1,970,000

RiverNorth Enhanced Pre-Merger SPAC ETF	For the Period Ended June 30, 2025	For the Year Ended December 31, 2024
Shares sold	–	10,000
Shares redeemed	–	(40,000)
Net decrease in shares outstanding	–	(30,000)

RiverNorth Patriot ETF	For the Period Ended June 30, 2025	For the Year Ended December 31, 2024
Shares sold	10,000	120,000
Shares redeemed	–	(120,000)
Net increase in shares outstanding	10,000	–

TrueShares Active Yield ETF	For the Period Ended June 30, 2025	For the Period April 30, 2024 (Commencement of Operations) through December 31, 2024
Shares sold	310,000	11,190,000
Shares redeemed	(140,000)	(4,740,000)
Net increase in shares outstanding	170,000	6,450,000

TrueShares Eagle Global Renewable Energy Income ETF	For the Period Ended June 30, 2025	For the Year Ended December 31, 2024
Shares sold	30,000	80,000
Shares redeemed	(40,000)	(80,000)
Net decrease in shares outstanding	(10,000)	–

TrueShares Technology, AI & Deep Learning ETF	For the Period Ended June 30, 2025	For the Year Ended December 31, 2024
Shares sold	–	240,000
Shares redeemed	(90,000)	(360,000)
Net decrease in shares outstanding	(90,000)	(120,000)

NOTE 7 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

The amounts and characteristics of tax basis distributions and composition of distributable earnings are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2025.

The character of distributions paid on a tax basis during the period ended December 31, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
The Opal Dividend Income ETF	$2,917,573	$–	$–
RiverNorth Enhanced Pre-Merger SPAC ETF	186,432	28,351	–
RiverNorth Patriot ETF	45,051	–	–
TrueShares Active Yield ETF	7,435,244	–	595,316
TrueShares Eagle Global Renewable Energy Income ETF	53,703	–	–
TrueShares Technology, AI & Deep Learning ETF	–	–	–

TrueShares ETFs

NOTES TO FINANCIAL STATEMENTS

June 30, 2025 (Continued) (Unaudited)

The amounts of net unrealized appreciation/depreciation and the costs of investment securities for tax purposes at June 30, 2025 were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
The Opal Dividend Income ETF	$19,838,643	$(9,418,865)	$–	$10,419,778	$166,007,987
RiverNorth Enhanced Pre-Merger SPAC ETF	381,505	(83,810)	–	297,695	5,070,171
RiverNorth Patriot ETF	487,313	(305,843)	–	181,470	4,152,067
TrueShares Active Yield ETF	3,817,464	(516,375)	–	3,301,089	147,379,454
TrueShares Eagle Global Renewable Energy Income ETF	199,017	(150,720)	–	48,297	2,402,274
TrueShares Technology, AI & Deep Learning ETF	11,268,672	(6,351,699)	–	4,916,973	29,933,949

The difference between book and tax basis unrealized appreciation is attributable primarily to wash sales, partnership adjustments and passive foreign investment company mark-to-market adjustments. Certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of June 30, 2025.

NOTE 8 - INDEMNIFICATIONS

In the normal course of business, the Trust or Funds enter into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Funds’ maximum exposure under these arrangements is unknown, however, the Funds expect the risk of loss to be remote.

NOTE 9 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

TrueShares ETFs

ADDITIONAL INFORMATION

June 30, 2025 (Unaudited)

PROXY VOTING

The policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities held by the Funds are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling toll-free (877) 774-TRUE (8783). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge at www.sec.gov or by calling toll-free (877) 774-TRUE (8783).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

A special meeting of shareholders was held on May 15, 2025, the results of votes taken among shareholders on the proposal before them are reported below.

Proposal 1:

To approve an Agreement and Plan of Reorganization providing for the reorganization of:

The Opal Dividend Income ETF, a series of Listed Funds Trust (“LiFT”), into The Opal Dividend Income ETF, a series of Elevation Series Trust (“EST”);

TrueShares Active Yield ETF, a series of LiFT, into TrueShares Active Yield ETF, a series of EST;

RiverNorth Patriot ETF, a series of LiFT, into RiverNorth Patriot ETF, a series of EST;

TrueShares Technology, AI & Deep Learning ETF, a series of LiFT, into the TrueShares Technology, AI & Deep Learning ETF, a series of EST;

TrueShares Eagle Global Renewable Energy Income ETF, a series of LiFT, into TrueShares Eagle Global Renewable Energy Income ETF, a series of EST; and

RiverNorth Enhanced Pre-Merger SPAC ETF, a series of LiFT, into the RiverNorth Enhanced Pre-Merger SPAC ETF, a series of EST.

	# of Votes	% of Votes
The Opal Dividend Income ETF
Vote For	1,246,563	77.44
Vote Against	12,216	0.76
Abstain	351,038	21.81
TOTAL	1,609,817	100.00

TrueShares Active Yield ETF
Vote For	3,167,931	96.24
Vote Against	65,674	2.00
Abstain	58,111	1.77
TOTAL	3,291,716	100.00

RiverNorth Patriot ETF
Vote For	101,140	100.00
Vote Against	0	0.00
Abstain	0	0.00
TOTAL	101,140	100.00

TrueShares Technology, AI & Deep Learning ETF
Vote For	223,008	82.27
Vote Against	4,387	1.62
Abstain	43,682	5.39
TOTAL	271,077	100.00

TrueShares Eagle Global Renewable Energy Income ETF
Vote For	61,664	99.20
Vote Against	450	0.72
Abstain	47	0.08
TOTAL	62,161	100.00

RiverNorth Enhanced Pre-Merger SPAC ETF
Vote For	120,564	99.96
Vote Against	50	0.04
Abstain	0	0
TOTAL	120,614	100.00

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the Registrant is included in the financial statements as part of the report to shareholders filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The Opal Dividend Income ETF (“DIVZ”), TrueShares Active Yield ETF (“ERNZ”), RiverNorth Patriot ETF (FLDZ”), TrueShares Technology, AI & Deep Learning ETF (“LRNZ”), TrueShares Eagle Global Renewable Energy Income ETF (“RNWZ”), and RiverNorth Enhanced Pre-Merger SPAC ETF (“SPCZ”) Advisory Agreements Approval

At a meeting held on March 11, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Elevation Series Trust (the “Trust”) considered the approval of an Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and TrueMark Investments, LLC (“TMI”) on behalf of DIVZ, ERNZ, FLDZ, LRNZ, RNWZ, and SPCZ (together the “TMI Funds”) and the Investment Sub-Advisory Agreements between TMI and: 1) Opal Capital LLC (“Opal”) on behalf of DIVZ; 2) Wealth Builder Funds, LLC (“WBF”) on behalf of ERNZ; 3) RiverNorth Capital Management LLC (“RiverNorth”) on behalf of FLDZ and SPCZ; 4) Black Hill Capital Partners, LLC (“Black Hill”) on behalf of LRNZ; and 5) Eagle Global Advisors, LLC (“EGA”) on behalf of RNWZ (each a “Sub-Advisory Agreement”).

The Board was assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee might have afforded different weights to the various factors in reaching his or her conclusions with respect to the approval of the Advisory Agreement.

DIVZ, ERNZ, FLDZ, LRNZ, RNWZ and SPCZ Advisory Agreement

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that TMI currently provided advisory services to the predecessor TMI Funds in another series trust and would provide substantially identical services to the TMI Funds in the Trust. The Board further considered that TMI currently provided advisory services to twenty-one registered funds, including three series of the Trust. The Board noted the depth of TMI’s experience in the management of registered funds, specifically ETFs, and that TMI managed approximately $900 million of total assets. The Board reviewed TMI’s best execution practices and its process for evaluating broker-dealers to ensure best execution and efficient bid-ask spreads. The Board reviewed the background information of key investment personnel who would continue servicing the TMI Funds, considering their educational backgrounds and years of financial industry experience.

The Board confirmed it had received and reviewed a copy of TMI’s Form ADV, as well as TMI’s responses to a detailed series of questions that included, among other things, information about the firm’s key personnel, the compliance program, and the services to be provided by TMI. The Board noted that TMI represented that it had no material regulatory, compliance or litigation issues over the past 36 months. The Board determined that TMI could be expected to continue to provide quality service to the TMI Funds and their respective shareholders.

Performance. The Board considered the information provided by TMI related to each TMI Fund’s strategy and observed that the proposed strategies for the TMI Funds are identical to their corresponding predecessor TMI Fund. The Board reviewed the performance of the predecessor TMI Funds over various periods ended December 31, 2024.

DIVZ

The Board discussed that the predecessor fund underperformed its benchmark, the S&P 500 Total Return Index, over the one-year and since inception periods but outperformed its benchmark over the three-year period. The Board observed that the predecessor fund outperformed the FUSE Peer Group over the one-year period but underperformed the FUSE Peer Group over the three-year and since inception periods. The Board acknowledged that the predecessor fund had strong absolute returns. The Board considered the explanation that most of the “Magnificent Seven” stocks did not meet the predecessor fund’s dividend criteria, and that the portfolio’s lack of exposure to such stocks accounted for a majority of underperformance relative to the benchmark. The Board recalled Opal’s assertion that dividend stocks have been out of favor at various times since inception, and that investors’ preference for large cap growth stocks during such periods also detracted from the predecessor fund’s returns. The Board concluded that TMI could be expected to provide satisfactory performance for the DIVZ and its shareholders.

ERNZ

The Board recognized the predecessor fund had a short history, commencing operations in April 2024. The Board discussed that the predecessor fund underperformed its benchmark, the S&P 500 Total Return Index, and FUSE Peer Group over the three-month and since inception periods. The Board recalled that relative underperformance was attributed to expectations for interest rate cuts and investors’ enthusiasm for growth sectors, which drove capital away from income generating investments such as those held by the predecessor fund. The Board further observed that certain portfolio weightings had also detracted from performance. The Board agreed that the predecessor fund had been managed consistent with its investment objective, and that TMI could be expected to successfully manage ERNZ.

FLDZ

The Board discussed that the predecessor fund outperformed the FUSE Peer Group over the one-year period, performed in line with the FUSE Peer Group since inception, and underperformed its benchmark, the S&P 900 Index, over both periods. The Board discussed that underperformance relative to the predecessor fund’s benchmark was attributed to the predecessor fund’s investment criteria excluding certain companies from the portfolio, such as NVIDIA, that had performed extremely well over the last few years. The Board concluded the TMI could be expected to provide reasonable returns to FLDZ and its shareholders.

LRNZ

The Board observed that the predecessor fund underperformed the FUSE Peer Group and benchmark, the NASDAQ Composite Total Return Index, across all time periods. The Board acknowledged that underperformance was attributed to the predecessor fund’s investments in companies not well known to the public, which have underperformed relative to the well-known AI companies included in the benchmark and held by funds in the FUSE Peer Group. The Board considered the LRNZ’s buy and hold strategy for companies with distinct competitive advantages in the technology space and recalled the sub-adviser reaffirmed its conviction in the long-term potential of these companies. The Board noted that TMI and the Fund’s sub-adviser believed the strategy would provide satisfactory performance over a longer period.

RNWZ

The Board observed that the predecessor fund underperformed its benchmark, the S&P Global Infrastructure Index, and FUSE Peer Group over the one-year and since inception periods. The Board acknowledged the predecessor fund had a relatively short operating history and that its launch coincided with a shift towards uncertainty around public policy support for the renewable energy transition and carbon reduction strategies. The Board recalled Eagle’s explanation that the portfolio’s focus on renewable energy infrastructure, as well as overweighting in the US and Europe, detracted from performance. The Board acknowledged that TMI and EGA believed the strategy would be competitive over a longer time period and concluded that RNWZ had the potential to provide reasonable returns to its shareholders.

SPCZ

The Board observed that the predecessor fund outperformed its benchmark, the ICE BofA 0-3 Month US Treasury Bill Index, and FUSE Peer Group over the one-year and since inception periods. The Board noted that outperformance was attributed to interest accrual on SPAC trust accounts. It was the consensus of the Board that TMI could be expected to provide satisfactory performance for the SPAC ETF and its shareholders.

Cost of Services Provided. The Board reviewed the proposed management fee for each TMI Fund, which were each proposed as a “unitary fee” under which TMI would pay all expenses of the TMI Funds except for the management fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, and extraordinary expenses. Accordingly, the Board agreed that a comparison of each TMI Fund’s unitary fee to the total expense ratios of the funds in their respective FUSE Peer Group was appropriate. The Board considered that the proposed management fee for each TMI Fund was identical to the fee charged by TMI to its respective predecessor fund. The Board also discussed that as all fees were paid from the unitary fee, the proposed arrangement reflected a not-unreasonable allocation of the fees paid to TMI given the work performed by it.

DIVZ

The Board observed that the proposed management fee for DIVZ was higher than the median of the FUSE Peer Group but within the range of FUSE Peer Group funds. The Board acknowledged TMI’s position that many of the funds in the FUSE Peer Group are part of much larger organizations that can leverage economies of scale. The Board concluded that the proposed management fee for DIVZ was not unreasonable, and that the allocation of sub-advisory fee and amount retained by TMI was reasonable given their respective responsibilities.

ERNZ

The Board observed that the proposed advisory fee for the ERNZ was slightly above the median of the FUSE Peer Group but well within the range of the FUSE Peer Group funds. The Board discussed TMI’s position that the actively managed nature of the strategy, which factors in yield optimization, justifies the fee. The Board concluded that the proposed management fee for ERNZ was not unreasonable, and that the allocation of sub-advisory fee and amount retained by TMI was reasonable given their respective responsibilities.

FLDZ

The Board observed that the proposed management fee for FLDZ was below the median of the FUSE Peer Group. The Board also considered TMI’s agreement to donate to the Fields of Honor Foundation the greater of a majority of its management fee or all of its profit derived from managing FLDZ. The Board concluded that the proposed management fee for FLDZ was not unreasonable, and that the allocation of sub-advisory fee and amount retained by TMI was reasonable given their respective responsibilities.

LRNZ

The Board observed that the proposed management fee for LRNZ was below the median of the FUSE Peer Group. The Board acknowledged that the management fee appeared commensurate with the amount of resources and due diligence required to identify and select investments for LRNZ. The Board concluded that the proposed management fee for LRNZ was not unreasonable, and that the allocation of the sub-advisory fee and amount retained by TMI was reasonable given their respective responsibilities.

RNWZ

The Board observed that the proposed management fee for RNWZ was equal to the median of the FUSE Peer Group. The Board considered the extent of resources and due diligence to be provided by TMI to RNWZ, as well as TMI’s position that many of the funds in the FUSE Peer Group with lower fees are part of much larger organizations with greater economies of scale. The Board concluded that the proposed management fee for RNWZ was not unreasonable, and that the allocation of sub-advisory fee and amount retained by TMI was reasonable given their respective responsibilities.

SPCZ

The Board observed that the proposed management fee for SPCZ was slightly above the median of the FUSE Peer Group but within the range of the FUSE Peer Group funds. The Board noted TMI believed the proposed fee to be reasonable given the unique skills required to manage the investment strategy and that the limited number of funds in the FUSE Peer Group demonstrated the uniqueness of the strategy offered to shareholders. The Board concluded that the proposed management fee for the SPCZ was not unreasonable, and that the allocation of sub-advisory fee and amount retained by TMI was reasonable given their respective responsibilities.

Economies of Scale and Profitability. The Board evaluated the compensation and benefits to be received by TMI from its relationship with each TMI Fund and reviewed an analysis of TMI’s anticipated profitability with respect to the work to be completed for each TMI Fund. The Board considered the profits anticipated with respect to each, if any, were not unreasonable across the initial term of the Advisory Agreements. The Board agreed that the unitary fee structure provided certainty of fees to shareholders regardless of whether TMI was benefitting from economies of scale.

Conclusion. Having requested and received information from TMI as it believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice and guidance of legal counsel, the Board concluded that approval of the respective Advisory Agreement was in the best interests of each TMI Fund and its shareholders.

DIVZ Sub-Advisory Agreement

Nature, Extent and Quality of Service. The Board observed that Opal was founded in 2022 and was currently registered as an investment adviser with two main business lines (an outsourced chief investment officer (“OCIO”) and asset management). They recognized that Opal advised on approximately $935 million in assets as an OCIO, which provided custom investment programs to wealth management firms. Additionally, the Board noted that the asset management business line managed portfolios of approximately $200 million focused on dividend paying equities for retail investors. The Board considered that Opal had two active management strategies (Opal Dividend Income and Opal International Dividend Income) which were managed through ETFs and SMAs. The Board considered its familiarity with Opal from the services it provides to an existing series in the Trust.

The Board confirmed it had received and reviewed a copy of Opal’s Form ADV, as well as responses to a detailed series of questions that included, among other things, information about Opal’s decision-making process. The Board evaluated the background information of key investment personnel who would continue to service DIVZ, considering their education and financial industry experience. The Board considered the services Opal provides to the predecessor fund, including security selection, noting it would provide the same services to DIVZ. The Board observed that Opal maintained a robust cybersecurity program. The Board acknowledged that Opal reported a routine SEC examination in 2023, and reported no material regulatory, compliance or litigation issues over the past 36 months. The Board determined that Opal could be expected to provide adequate service to DIVZ and its shareholders.

Performance. The Board noted that overall performance considerations considered at the advisory level also applied at the sub-advisory level. After further discussion, the Board agreed that Opal should provide reasonable performance for DIVZ and its shareholders.

Fees and Expenses. The Board reviewed the proposed sub-advisory fee to be paid by TMI to Opal, which was annual fee of 0.55% of DIVZ’s assets under management. The Board noted the proposed sub-advisory fee was the same sub-advisory fee Opal charged for the predecessor fund. The Board discussed the allocation of responsibilities between TMI and Opal. The Board also recognized the proposed sub-advisory fee was lower than the average fee charged by Opal to SMAs utilizing a similar strategy and the sub-advisory fee charged by Opal to the Opal International Dividend Income ETF. The Board concluded that the proposed sub-advisory fee was not unreasonable.

Economies of Scale and Profitability. The Board agreed that determining economies of scale was primarily an adviser level issue and should be considered with respect to the overall Advisory Agreement, taking into consideration the impact of the sub-advisory expense. The Board noted that Opal’s projected profitability, as set forth in its Pro-Forma Related to Fund Operations indicated that Opal expected to realize a profit over the initial term of the Sub-Advisory Agreement. The Board concluded that Opal’s anticipated profits were not excessive.

Conclusion. Having requested and received such information from Opal as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that approval of the Sub-Advisory Agreement was in the best interests of DIVZ and its shareholders.

ERNZ Sub-Advisory Agreement

Nature, Extent and Quality of Service. The Board observed that WBF was founded in 2023 and currently registered as an investment adviser, acknowledging the predecessor fund is the only client of the firm. The Board evaluated the background information of key investment personnel who would service ERNZ, considering their education and financial industry experience. The Board confirmed it had received and reviewed a copy of WBF’s Form ADV, as well as responses to a detailed series of questions that included, among other things, information about WBF’s decision-making process. The Board considered the services WBF currently provides to the predecessor fund, including security selection and other portfolio management decisions, noting it would provide the same services to ERNZ. The Board discussed that WBF reported a routine SEC examination commenced in 2024 and was ongoing, and that the Trust CCO met with representatives of WBF to discuss the examination. The Board concluded that it could expect WBF to provide adequate service to ERNZ and its shareholders.

Performance. The Board noted that overall performance considerations considered at the advisory level also applied at the sub-advisory level. After further discussion, the Board agreed that WBF should provide reasonable performance for ERNZ and its future shareholders.

Fees and Expenses. The Board evaluated the proposed sub-advisory fee to be paid by TMI and observed it was the same sub-advisory fee WBF charged for the predecessor fund. The Board noted the allocation of responsibilities between TMI and WBF, considering the proposed sub-advisory fee of 0.675% of the Fund’s average daily assets under management. The Board concluded that the proposed sub-advisory fee was not unreasonable.

Economies of Scale and Profitability. The Board agreed that determining economies of scale was primarily an adviser level issue and should be considered with respect to the overall Advisory Agreement, taking into consideration the impact of the sub-advisory expense. The Board noted that WBF’s projected profitability, as set forth in its Pro-Forma Related to Fund Operations, indicated that WBF expected to realize a profit during the initial two-year term of agreement. The Board concluded that WBF’s anticipated profits were not excessive.

Conclusion. Having requested and received such information from WBF as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that approval of the Sub-Advisory Agreement was in the best interests of ERNZ and its shareholders.

FLDZ and SPCZ Sub-Advisory Agreement

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services to be provided under the Sub-Advisory Agreement, noting that RiverNorth currently provided sub-advisory services to the predecessor funds and would continue to provide similar services to FLDZ and SPCZ. The Board considered the quality of RiverNorth’s compliance program, as well as the experience of RiverNorth in providing similar services to other ETFs. The Board confirmed it had received and reviewed a copy of RiverNorth’s Form ADV, as well as responses to a detailed series of questions that included, among other things, information about RiverNorth’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, brokerage information and other practices. The Board considered the fact that RiverNorth would have responsibility for security selection and proxy voting and would also be responsible for trade execution and broker selection for SPCZ. The Board also considered RiverNorth’s recognized status in the industry with respect to portfolio management services given the number of ETFs for which it provides similar sub-advisory services. The Board determined that RiverNorth could be expected to provide quality service to FLDZ, SPCZ and their respective shareholders.

Performance. The Board noted that overall performance considerations considered at the advisory level also applied at the sub-advisory level. After further discussion, the Board agreed that RiverNorth should provide reasonable performance for FLDZ, SPCZ, and their future shareholders.

Cost of Services Provided. The Board reviewed the proposed sub-advisory fees to be paid by TMI to RiverNorth for its services to FLDZ and SPCZ. The Board considered that the fees to be paid to RiverNorth were paid by TMI, not the Funds, as part of its unitary fee arrangement and agreed that fund-to-fund comparisons were most appropriate at the advisory level. The Board observed that RiverNorth’s proposed fee for FLDZ was 0.60% of the Fund’s average daily net assets and the proposed fee for SPCZ was 75% of the adviser’s profits for managing the Fund. The Board considered the sub-advisory fees for other funds sub-advised by RiverNorth. The Board concluded that the proposed sub-advisory fees were not unreasonable and noted that the fees were in line with those charged by RiverNorth for managing other funds. The Board concluded that the proposed sub-advisory fees were not unreasonable.

Economies of Scale and Profitability. The Board agreed that determining economies of scale was primarily an adviser level issue and should be considered with respect to the overall Advisory Agreement, taking into consideration the impact of the sub-advisory expense. The Board noted that RiverNorth’s projected profitability with respect to the FLDZ, as set forth in its Pro-Forma Related to Fund Operations, indicated that RiverNorth expected to manage FLDZ at a loss for the first year and realize a reasonable profit for the second year. The Board noted that RiverNorth did not expect to realize a profit over the initial term of the Sub-Advisory Agreement with respect to SPCZ during the initial term of the agreement. The Board concluded that RiverNorth’s estimated profits, both in terms of actual dollars and as a percent of total revenue, would not be excessive.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to FLDZ and SPCZ. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of FLDZ, SPCZ, and their respective shareholders.

LRNZ Sub-Advisory Agreement

Nature, Extent and Quality of Service. The Board observed that Black Hill was currently registered as an investment adviser and offers investment management services to separately managed accounts (“SMAs”) and the predecessor fund, with approximately $52 million in assets. The Board noted that it had received a copy of Black Hill’s Form ADV, responses to a detailed series of questions that included, among other things, information about Black Hill’s decision-making process, the background and experience of the firm’s key individual who would be servicing LRNZ, and the firm’s compliance policies, brokerage information and other practices. The Trustees considered the scope of services to be provided by Black Hill, noting that Black Hill was currently responsible for trade execution, broker and security selection, as well as other portfolio investment decisions for the predecessor fund and would provide similar services to the LRNZ. The Board considered Black Hill’s responses to questions regarding SEC examinations and material compliance issues, acknowledging that Black Hill reported no litigation issues over the past 36 months. The Board acknowledged that the Trust CCO recently met with a representative of Black Hill and their outsourced CCO and discussed the recent SEC exam letter. The Board determined that Black Hill could be expected to provide adequate service to LRNZ and its shareholders.

Performance. The Board noted that overall performance considerations considered at the advisory level also applied at the sub-advisory level. After further discussion, the Board agreed that Black Hill could be expected to provide reasonable performance for LRNZ and its shareholders.

Fees and Expenses. The Board reviewed the proposed sub-advisory fee to be paid by TMI, noting it was 50% of the net profits earned by TMI for managing LRNZ. The Board considered the allocation of responsibilities between TMI and Black Hill. The Board observed that Black Hill provided services to SMAs but acknowledged Black Hill’s position that such accounts were not a relevant comparison for LRNZ due to the accounts having much broader investment mandates. The Board concluded that the proposed sub-advisory fee was not unreasonable.

Economies of Scale and Profitability. The Board agreed that determining economies of scale was primarily an adviser level issue and should be considered with respect to the overall Advisory Agreement, taking into consideration the impact of the sub-advisory expense. The Board noted that Black Hill’s projected profitability, as set forth in its Pro-Forma Related to Fund Operations, indicated that Black Hill expected to realize a loss in year one and realize a relatively small profit the following year. The Board concluded that excessive profitability was not a concern at this time.

Conclusion. Having requested and received such information from Black Hill as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that approval of the Sub-Advisory Agreement was in the best interests of LRNZ and its shareholders.

RNWZ Sub-Advisory Agreement

Nature, Extent and Quality of Service. The Board observed that EGA was founded in 1996 and is currently registered as an investment adviser that provides investment management services to separately managed accounts, three mutual funds, and the predecessor fund with approximately $2.5 billion in assets under management. The Board acknowledged that it had received a copy of EGA’s Form ADV, responses to a detailed series of questions that included, among other things, the experience of the firm’s key individual servicing the predecessor fund, and the firm’s compliance policies, brokerage information and other practices. The Board reviewed the background information of the key investment professionals who would service RNWZ and noted their educational backgrounds and years of financial industry experience. The Trustees considered the scope of services to be provided by EGA, noting that EGA was currently responsible for security selection and other portfolio investment decisions for the predecessor fund and would provide similar services to RNWZ. The Board noted that EGA represented that it had no material regulatory, compliance or litigation issues over the past 36 months. The Board acknowledged that the Trust CCO recently met with representatives of Eagle and discussed the firm’s compliance program. The Board determined that EGA could be expected to provide quality service to RNWZ and its shareholders.

Performance. The Board noted that overall performance considerations considered at the advisory level also applied at the sub-advisory level. After further discussion, the Board agreed that EGA should provide reasonable performance for RNWZ and its future shareholders.

Fees and Expenses. The Board reviewed the proposed sub-advisory fee to be paid by TMI and considered the allocation of responsibilities between TMI and EGA, noting EGA’s proposed sub-advisory fee was 50% of TMI’s net profit for managing RNWZ. The Board considered the fees charged by EGA to SMAs and Eagle’s explanation for the variable fees. The Board concluded that the proposed sub-advisory fee was not unreasonable.

Economies of Scale and Profitability. The Board agreed that determining economies of scale was primarily an adviser level issue and should be considered with respect to the overall Advisory Agreement, taking into consideration the impact of the sub-advisory expense. The Board reviewed EGA’s projected profitability, as set forth in the Sub-Adviser’s Pro-Forma Related to Fund Operations, indicated that EGA did not anticipate earning a profit for providing sub-advisory services to RNWZ during the initial two-year term of the relationship. Therefore, the Board concluded excessive profitability was not an issue with respect to EGA at this time.

Conclusion. Having requested and received such information from EGA as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that approval of the Sub-Advisory Agreement was in the best interests of RNWZ and its shareholders.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this semi-annual filing.

(a)(2)	Not applicable to this semi-annual filing.

(a)(3)	Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVATION SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By:	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	September 5, 2025

By:	/s/ Nicholas Austin
Nicholas Austin, Treasurer (Principal Financial Officer)

Date:	September 5, 2025